John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 48.4%		$441,580,828
(Cost $347,953,991)
Communication services 3.0%		27,083,316
Diversified telecommunication services 0.0%
Cellnex Telecom SA (A)(B)	5,150	301,706
Entertainment 0.3%
Electronic Arts, Inc.	5,178	741,490
Netflix, Inc. (B)	3,447	1,835,148
Interactive media and services 2.4%
Alphabet, Inc., Class A (B)	1,081	1,975,376
Alphabet, Inc., Class C (B)	450	826,083
Baidu, Inc., ADR (B)	25,329	5,952,822
Facebook, Inc., Class A (B)	2,759	712,732
Kuaishou Technology (A)(B)	13,600	203,755
Match Group, Inc. (B)	16,961	2,372,165
Snap, Inc., Class A (B)	64,157	3,396,472
Tencent Holdings, Ltd.	73,380	6,538,398
Media 0.3%
DISH Network Corp., Class A (B)	76,746	2,227,169
Consumer discretionary 4.2%		38,823,770
Auto components 0.0%
Ningbo Joyson Electronic Corp., Class A	9,200	37,709
Automobiles 0.3%
Aston Martin Lagonda Global Holdings PLC (A)(B)	31,092	863,489
Guangzhou Automobile Group Company, Ltd., H Shares	1,890,629	1,716,007
XPeng, Inc., ADR (B)	15,005	722,941
Diversified consumer services 0.5%
Chegg, Inc. (B)	30,506	2,906,002
Hope Education Group Company, Ltd. (A)	4,317,471	1,474,267
Hotels, restaurants and leisure 0.6%
BK Brasil Operacao e Assessoria a Restaurantes SA	1,088,596	1,910,027
Bloomberry Resorts Corp.	199,116	32,906
DraftKings, Inc., Class A (B)	678	36,687
Huazhu Group, Ltd., ADR (B)	26,671	1,293,544
Penn National Gaming, Inc. (B)	20,503	2,126,571
Sands China, Ltd.	3,454	13,717
Sushiro Global Holdings, Ltd.	7,800	266,826
Wynn Macau, Ltd. (B)	8,673	13,741
Household durables 0.6%
Cavco Industries, Inc. (B)	12,361	2,332,026
Lennar Corp., A Shares	2,818	234,317
Skyline Champion Corp. (B)	77,614	2,610,159
Internet and direct marketing retail 0.9%
Alibaba Group Holding, Ltd., ADR (B)	14,632	3,714,041
Amazon.com, Inc. (B)	204	654,065
Booking Holdings, Inc. (B)	1,013	1,969,606
MercadoLibre, Inc. (B)	1,118	1,989,492
Leisure products 0.1%
Bandai Namco Holdings, Inc.	222	18,930
Polaris, Inc.	5,725	667,936
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.3%
Dollarama, Inc.	50,651	$1,980,093
Lojas Renner SA	2,030	15,386
Ollie's Bargain Outlet Holdings, Inc. (B)	12,675	1,200,703
Specialty retail 0.7%
Five Below, Inc. (B)	7,857	1,380,711
Floor & Decor Holdings, Inc., Class A (B)	22,974	2,115,216
The TJX Companies, Inc.	42,810	2,741,552
Textiles, apparel and luxury goods 0.2%
Wolverine World Wide, Inc.	62,329	1,785,103
Consumer staples 0.2%		1,492,842
Beverages 0.2%
Constellation Brands, Inc., Class A	5,330	1,124,257
The Boston Beer Company, Inc., Class A (B)	297	272,316
Food products 0.0%
Archer-Daniels-Midland Company	1,925	96,269
Energy 1.3%		11,915,625
Energy equipment and services 0.1%
Cactus, Inc., Class A	26,239	687,462
Oil, gas and consumable fuels 1.2%
Golar LNG, Ltd. (B)	57,564	623,418
Magellan Midstream Partners LP	44,720	1,988,251
NAC Kazatomprom JSC, GDR	77,067	1,326,125
Suncor Energy, Inc. (C)	110,495	1,848,581
Targa Resources Corp. (C)	55,416	1,516,736
Viper Energy Partners LP	192,182	2,640,581
Whiting Petroleum Corp. (B)	63,150	1,284,471
Financials 10.5%		95,733,303
Banks 3.8%
AIB Group PLC (B)	399,570	710,505
Atlantic Union Bankshares Corp.	13,600	446,624
Australia & New Zealand Banking Group, Ltd.	28,853	519,468
Axis Bank, Ltd. (B)	121,833	1,109,999
Banc of California, Inc.	35,765	602,640
Bandhan Bank, Ltd. (A)(B)	489,908	2,082,090
Bank of America Corp.	47,863	1,419,138
Bankinter SA	282,611	1,586,273
BAWAG Group AG (A)	21,771	946,554
BDO Unibank, Inc.	447,455	934,334
Citizens Financial Group, Inc.	86,777	3,162,154
Credit Agricole SA (B)	26,896	304,412
DNB ASA (B)	8,054	156,799
Heritage Commerce Corp.	44,960	394,749
ICICI Bank, Ltd. (B)	134,847	1,000,336
JPMorgan Chase & Co.	18,503	2,380,781
Kasikornbank PCL	580,000	2,439,287
KB Financial Group, Inc.	541	19,533
Mediobanca Banca di Credito Finanziario SpA (B)	131,274	1,180,150
Mitsubishi UFJ Financial Group, Inc.	20,700	93,477
Moneta Money Bank AS (A)(B)	37,405	127,008
Popular, Inc.	27,427	1,556,482
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
RBL Bank, Ltd. (A)	8,344	$24,457
Shinhan Financial Group Company, Ltd.	52,560	1,441,433
Shinsei Bank, Ltd.	64,264	787,751
Signature Bank	15,380	2,540,622
Spar Nord Bank A/S (B)	8,613	78,514
Standard Chartered PLC (B)	56,565	342,258
Svenska Handelsbanken AB, A Shares (B)	89,003	887,270
TriState Capital Holdings, Inc. (B)	570	10,460
Triumph Bancorp, Inc. (B)	27,487	1,576,105
United Community Banks, Inc.	34,433	1,027,136
Vietnam Technological & Commercial Joint Stock Bank (B)	216,670	299,627
Virgin Money UK PLC (B)	229,649	404,816
Western Alliance Bancorp	12,914	880,477
Zions Bancorp NA	29,906	1,320,051
Capital markets 2.4%
Ares Management Corp., Class A	62,934	2,842,099
Artisan Partners Asset Management, Inc., Class A	25,859	1,251,576
BowX Acquisition Corp. (B)	188,633	2,124,008
Bridgetown 2 Holdings, Ltd., Class A (B)	190,253	2,321,087
DiamondHead Holdings Corp. (B)	39,900	432,915
Hamilton Lane Alliance Holdings I, Inc. (B)	86,000	905,580
Insu Acquisition Corp. II, Class A (B)	99,364	1,464,625
Intermediate Capital Group PLC	61,736	1,431,919
LPL Financial Holdings, Inc.	7,629	826,526
Rothschild & Company (B)	6,288	214,631
Sanne Group PLC	124,182	938,911
Social Capital Hedosophia Holdings Corp. V, Class A (B)	702	17,648
Solar Capital, Ltd.	36,776	638,064
Vinci Partners Investments, Ltd., Class A (B)	11,300	192,665
XP, Inc., Class A (B)	137,996	6,022,141
Consumer finance 0.2%
American Express Company	1,526	177,413
OneMain Holdings, Inc.	22,970	1,069,483
SLM Corp.	46,093	639,771
Diversified financial services 1.0%
Equitable Holdings, Inc.	125,430	3,108,155
FTAC Olympus Acquisition Corp. (B)	135,746	1,757,911
ORIX Corp.	104,800	1,681,609
Ribbit LEAP, Ltd. (B)	97,185	1,370,309
Voya Financial, Inc.	23,969	1,329,321
Insurance 2.9%
AIA Group, Ltd.	297,390	3,585,556
Alleghany Corp.	363	205,767
American International Group, Inc.	372	13,928
Arch Capital Group, Ltd. (B)	56,820	1,784,716
Assurant, Inc.	27,246	3,691,016
Athene Holding, Ltd., Class A (B)	67,426	2,757,049
AXA SA	73,963	1,638,602
Beazley PLC	370,715	1,577,871
Chubb, Ltd.	361	52,587
Enstar Group, Ltd. (B)(C)	8,477	1,697,180
Intact Financial Corp.	34,965	3,855,378
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Old Mutual, Ltd.	1,830,676	$1,563,675
Prudential PLC	8,884	142,139
Talanx AG	15,908	594,078
The Hartford Financial Services Group, Inc.	27,395	1,315,508
Third Point Reinsurance, Ltd. (B)	4,755	43,889
Trupanion, Inc. (B)	19,071	2,139,766
Thrifts and mortgage finance 0.2%
Essent Group, Ltd. (C)	17,606	736,459
MGIC Investment Corp.	67,065	786,002
Health care 13.0%		118,442,696
Biotechnology 5.7%
Acceleron Pharma, Inc. (B)	14,894	1,720,704
Agios Pharmaceuticals, Inc. (B)	5,043	236,870
Akero Therapeutics, Inc. (B)	20,539	604,257
Akeso, Inc. (A)(B)	11,000	76,500
Aligos Therapeutics, Inc. (B)	53,535	1,508,081
Alkermes PLC (B)	19,976	419,296
Alnylam Pharmaceuticals, Inc. (B)	1,336	201,041
Amicus Therapeutics, Inc. (B)	4,040	76,396
Apellis Pharmaceuticals, Inc. (B)	16,869	746,791
ArcLight Clean Transition Corp., Class A (B)(D)	16,130	386,636
Arena Pharmaceuticals, Inc. (B)	13,760	1,021,542
Argenx SE, ADR (B)	2,880	843,898
Ascendis Pharma A/S, ADR (B)	7,774	1,167,266
Atreca, Inc., Class A (B)	28,556	371,228
BeiGene, Ltd., ADR (B)	5,263	1,684,160
Biogen, Inc. (B)	1,121	316,806
BioNTech SE, ADR (B)	2,758	322,521
Black Diamond Therapeutics, Inc. (B)	18,587	460,400
Blueprint Medicines Corp. (B)	2,280	220,590
Clementia Pharmaceuticals, Inc. (B)(E)	9,185	0
Coherus Biosciences, Inc. (B)	41,789	785,633
Constellation Pharmaceuticals, Inc. (B)	26,239	865,100
CStone Pharmaceuticals (A)(B)	80,482	108,306
Cytokinetics, Inc. (B)	12,116	238,322
Dyne Therapeutics, Inc. (B)	39,680	767,014
Everest Medicines, Ltd. (A)(B)	24,900	270,335
Exact Sciences Corp. (B)	12,227	1,677,055
Forma Therapeutics Holdings, Inc. (B)	17,762	686,146
Freeline Therapeutics Holdings PLC, ADR (B)	45,691	821,981
Galapagos NV (B)	5,100	533,318
Generation Bio Company (B)	6,373	167,801
Genmab A/S (B)	3,717	1,479,903
Gilead Sciences, Inc.	3,973	260,629
Global Blood Therapeutics, Inc. (B)	5,962	298,815
Gracell Biotechnologies, Inc., ADR (B)	9,000	186,480
ImmunoGen, Inc. (B)	236,989	1,689,732
Incyte Corp. (B)	4,258	382,156
InnoCare Pharma, Ltd. (A)(B)	150,000	260,796
Ironwood Pharmaceuticals, Inc. (B)	107,740	1,101,103
Karuna Therapeutics, Inc. (B)	9,073	900,314
Kodiak Sciences, Inc. (B)(C)	19,074	2,409,237
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Biotechnology (continued)
Kymera Therapeutics, Inc. (B)	8,918	$552,470
Madrigal Pharmaceuticals, Inc. (B)	2,915	346,185
Mersana Therapeutics, Inc. (B)	43,579	830,616
Merus NV (B)	72,739	2,001,777
Mirati Therapeutics, Inc. (B)	7,549	1,550,036
Molecular Partners AG (B)	9,151	224,606
Myovant Sciences, Ltd. (B)	53,272	1,240,705
Novavax, Inc. (B)	13,543	2,992,190
Nurix Therapeutics, Inc. (B)	41,066	1,493,981
Olema Pharmaceuticals, Inc. (B)	3,000	127,350
Oyster Point Pharma, Inc. (B)	25,778	483,853
PMV Pharmaceuticals, Inc. (B)	19,565	667,949
Prothena Corp. PLC (B)	2,100	23,541
Radius Health, Inc. (B)	3,749	70,106
Regeneron Pharmaceuticals, Inc. (B)	3,303	1,664,184
Rhythm Pharmaceuticals, Inc. (B)	32,898	1,009,640
Rigel Pharmaceuticals, Inc. (B)	81,019	294,909
Rocket Pharmaceuticals, Inc. (B)	18,534	1,020,853
Sarepta Therapeutics, Inc. (B)	6,364	568,942
Seagen, Inc. (B)	1,440	236,549
Sigilon Therapeutics, Inc. (B)	5,800	177,538
Syndax Pharmaceuticals, Inc. (B)	32,108	643,444
TCR2 Therapeutics, Inc. (B)	22,712	584,380
Turning Point Therapeutics, Inc. (B)	1,510	189,490
UroGen Pharma, Ltd. (B)	13,784	304,213
Vaxcyte, Inc. (B)	13,682	335,619
Veracyte, Inc. (B)	693	39,293
Vertex Pharmaceuticals, Inc. (B)	2,653	607,749
Zai Lab, Ltd., ADR (B)	17,691	2,831,798
Zealand Pharma A/S, ADR (B)(D)	10,552	335,554
Health care equipment and supplies 2.4%
Alcon, Inc. (B)	24,981	1,792,821
Baxter International, Inc.	12,201	937,403
Becton, Dickinson and Company	1,896	496,354
Boston Scientific Corp. (B)	13,873	491,659
ConvaTec Group PLC (A)	305,677	836,338
Danaher Corp.	19,253	4,579,134
DexCom, Inc. (B)	2,350	880,898
Edwards Lifesciences Corp. (B)(C)	24,682	2,038,240
Hologic, Inc. (B)	1,794	143,036
IDEXX Laboratories, Inc. (B)	389	186,207
Insulet Corp. (B)	5,897	1,575,560
Intuitive Surgical, Inc. (B)	144	107,660
Koninklijke Philips NV (B)	4,506	245,618
Masimo Corp. (B)	3,525	902,118
Microport Cardioflow Medtech (A)(B)	9,000	14,305
NuVasive, Inc. (B)	2,046	109,952
Quidel Corp. (B)	315	79,056
Smith & Nephew PLC	19,827	417,433
Stryker Corp.	7,789	1,721,447
Tandem Diabetes Care, Inc. (B)	29,048	2,691,297
Teleflex, Inc.	3,113	1,175,562
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	49,000	491,977
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 0.6%
Acadia Healthcare Company, Inc. (B)	1,221	$61,880
AdaptHealth Corp. (B)	23,300	891,691
Anthem, Inc.	1,027	304,998
Centene Corp. (B)	29,434	1,774,870
Encompass Health Corp.	11,009	885,124
HCA Healthcare, Inc.	403	65,479
Humana, Inc.	1,066	408,395
Laboratory Corp. of America Holdings (B)	1,043	238,753
LHC Group, Inc. (B)	529	105,387
Molina Healthcare, Inc. (B)	18	3,845
Owens & Minor, Inc.	31,994	930,386
Quest Diagnostics, Inc.	787	101,641
UnitedHealth Group, Inc.	304	101,408
Health care technology 0.1%
Allscripts Healthcare Solutions, Inc. (B)	11,305	186,533
Multiplan Corp. (B)	29,795	237,764
Life sciences tools and services 0.9%
Agilent Technologies, Inc.	18,494	2,222,424
Bio-Techne Corp.	2,590	841,517
ICON PLC (B)	1,781	362,986
NeoGenomics, Inc. (B)	6,820	361,596
PPD, Inc. (B)	47,453	1,526,088
PRA Health Sciences, Inc. (B)	3,634	447,854
Tecan Group AG	1,830	885,421
WuXi AppTec Company, Ltd., H Shares (A)	35,847	852,706
Wuxi Biologics Cayman, Inc. (A)(B)	79,492	1,113,041
Pharmaceuticals 3.3%
Amneal Pharmaceuticals, Inc. (B)	44,840	215,680
Astellas Pharma, Inc.	58,631	951,700
AstraZeneca PLC	37,022	3,776,656
CSPC Pharmaceutical Group, Ltd.	834,000	847,842
Daiichi Sankyo Company, Ltd.	3,427	110,319
Eisai Company, Ltd.	44,157	3,222,730
Elanco Animal Health, Inc. (B)	16,414	476,498
Eli Lilly & Company (C)	15,154	3,151,577
Hikma Pharmaceuticals PLC	21,115	693,403
Hutchison China MediTech, Ltd., ADR (B)	28,909	922,486
Laboratorios Farmaceuticos Rovi SA	25,717	1,266,061
Novartis AG	43,257	3,916,709
Odonate Therapeutics, Inc. (B)	54,321	1,255,358
Ono Pharmaceutical Company, Ltd.	82,657	2,467,237
Pfizer, Inc.	21,753	780,933
Reata Pharmaceuticals, Inc., Class A (B)	4,575	473,924
Revance Therapeutics, Inc. (B)	39,235	998,138
Roche Holding AG	2,499	862,434
Royalty Pharma PLC, Class A	19,504	916,883
Theravance Biopharma, Inc. (B)	39,544	737,100
UCB SA	6,929	717,514
Viatris, Inc. (B)	66,567	1,130,973
Industrials 3.6%		33,274,136
Aerospace and defense 0.5%
BWX Technologies, Inc.	48,299	2,604,282
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Curtiss-Wright Corp.	1,263	$131,087
Safran SA (B)	12,712	1,597,995
Air freight and logistics 0.2%
FedEx Corp.	8,336	1,961,794
Airlines 0.0%
Japan Airlines Company, Ltd. (B)	1,300	23,205
Commercial services and supplies 0.7%
Babcock International Group PLC (B)	615,379	1,956,629
Copart, Inc. (B)	19,606	2,151,759
Serco Group PLC (B)	1,477,674	2,360,508
Construction and engineering 0.3%
China Machinery Engineering Corp., H Shares	5,983,926	2,709,951
Electrical equipment 0.2%
Schneider Electric SE	11,398	1,668,219
Machinery 0.3%
Alfa Laval AB (B)	4,745	124,351
Fortive Corp.	18,947	1,252,018
Ingersoll Rand, Inc. (B)	9,556	399,823
ITT, Inc.	9,945	742,991
Rexnord Corp.	961	36,383
The Japan Steel Works, Ltd.	620	17,226
Marine 0.3%
Irish Continental Group PLC	548,433	2,552,305
Professional services 0.7%
CoStar Group, Inc. (B)	2,809	2,527,285
Equifax, Inc.	2,780	492,366
IHS Markit, Ltd.	861	74,976
TransUnion	4,772	415,355
TriNet Group, Inc. (B)	36,792	2,726,655
Road and rail 0.1%
ALD SA (A)	48,673	667,550
CJ Logistics Corp. (B)	138	20,691
National Express Group PLC (B)	152,547	521,401
Trading companies and distributors 0.2%
AerCap Holdings NV (B)	11,040	422,170
Brenntag AG	20,863	1,634,262
Transportation infrastructure 0.1%
China Merchants Port Holdings Company, Ltd.	11,627	16,185
Malaysia Airports Holdings BHD	24,465	31,140
Shenzhen Airport Company, Ltd., Class A	1,186,074	1,433,574
Information technology 9.0%		82,700,601
Communications equipment 0.3%
Accton Technology Corp.	273,000	2,620,559
Electronic equipment, instruments and components 0.9%
Chroma ATE, Inc.	371,251	2,494,522
Hon Hai Precision Industry Company, Ltd.	494,572	1,966,965
II-VI, Inc. (B)	18,269	1,535,875
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	149,400	2,058,774
IT services 2.3%
BASE, Inc. (B)	1,632	166,812
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A	20,659	$1,610,369
Edenred	2,222	120,352
Fidelity National Information Services, Inc.	10,361	1,279,169
FleetCor Technologies, Inc. (B)	4,045	981,924
Genpact, Ltd.	53,916	2,063,904
Global Payments, Inc.	18,253	3,222,020
GMO Payment Gateway, Inc.	1,332	189,769
GoDaddy, Inc., Class A (B)	36,607	2,876,578
Leidos Holdings, Inc.	7,950	843,177
LiveRamp Holdings, Inc. (B)	17,261	1,306,830
Mastercard, Inc., Class A	517	163,522
MongoDB, Inc. (B)	801	296,058
PayPal Holdings, Inc. (B)	1,324	310,226
Repay Holdings Corp. (B)	43,205	956,991
Square, Inc., Class A (B)	3,321	717,203
StoneCo, Ltd., Class A (B)	26,583	1,911,318
Tyro Payments, Ltd. (B)	5,443	10,370
VeriSign, Inc. (B)	1,018	197,563
WEX, Inc. (B)	800	150,880
Worldline SA (A)(B)	16,245	1,373,189
Semiconductors and semiconductor equipment 1.5%
Advanced Micro Devices, Inc. (B)	7,290	624,316
ASM Pacific Technology, Ltd.	66,322	963,087
ASML Holding NV, NYRS	531	283,639
Marvell Technology Group, Ltd.	71,892	3,699,562
MediaTek, Inc.	175,234	5,473,197
Micron Technology, Inc. (B)	244	19,098
Renesas Electronics Corp. (B)	2,014	22,983
STMicroelectronics NV	20,889	837,035
Tower Semiconductor, Ltd. (B)	81,749	2,286,520
Software 4.0%
2U, Inc. (B)	23,487	960,618
Adobe, Inc. (B)	5,698	2,614,071
Atlassian Corp. PLC, Class A (B)	681	157,400
Avalara, Inc. (B)	17,543	2,631,450
Ceridian HCM Holding, Inc. (B)	11,904	1,106,001
Fair Isaac Corp. (B)	1,667	750,333
Freee KK (B)	2,048	173,616
HubSpot, Inc. (B)	5,946	2,213,101
Intuit, Inc.	5,158	1,863,224
j2 Global, Inc. (B)	1,326	136,101
Ming Yuan Cloud Group Holdings, Ltd. (B)	100	627
Plaid, Inc. (B)	100	3,284
Porch.com, Inc. (B)(F)	208,864	2,988,316
Rapid7, Inc. (B)	24,062	2,089,063
salesforce.com, Inc. (B)	8,779	1,980,191
ServiceNow, Inc. (B)	11,441	6,214,294
Skillz, Inc. (B)	33,801	933,584
Splunk, Inc. (B)	17,275	2,850,893
Varonis Systems, Inc. (B)	1,627	287,605
Venustech Group, Inc., Class A	83,577	426,875
Workday, Inc., Class A (B)	28,977	6,593,137
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Information technology (continued)
Software (continued)
Zscaler, Inc. (B)	463	$92,461
Materials 0.9%		7,827,997
Chemicals 0.1%
Showa Denko KK	34,854	831,536
Metals and mining 0.8%
Angang Steel Company, Ltd., Class A	1,780,200	788,892
Baoshan Iron & Steel Company, Ltd., Class A	915,100	927,210
Barrick Gold Corp.	79,239	1,772,576
Fresnillo PLC	90,770	1,223,099
Gold Fields, Ltd., ADR	96,973	904,758
JFE Holdings, Inc. (B)	1,854	16,086
Nippon Steel Corp. (B)	118,065	1,363,840
Real estate 0.9%		7,948,411
Equity real estate investment trusts 0.6%
Medical Properties Trust, Inc.	204,073	4,307,981
Nippon Prologis REIT, Inc.	258	841,050
Real estate management and development 0.3%
BR Properties SA	8,070	13,274
Daiwa House Industry Company, Ltd.	150	4,253
Oberoi Realty, Ltd. (B)	383,392	2,781,853
Utilities 1.8%		16,338,131
Electric utilities 0.8%
American Electric Power Company, Inc.	43,899	3,551,868
Power Grid Corp. of India, Ltd.	1,454,358	3,659,395
Gas utilities 0.3%
Rubis SCA	62,838	2,844,160
Independent power and renewable electricity producers 0.2%
China Yangtze Power Company, Ltd., GDR (A)(B)(E)	54,805	1,633,855
Multi-utilities 0.5%
Engie SA (B)	274,466	4,259,509
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo, ADR	52,261	389,344
Preferred securities 0.0%		$54,910
(Cost $46,822)
Financials 0.0%		54,910
Capital markets 0.0%
Ares Management Corp., 7.000%	2,125	54,910

	Contracts/Notional amount	Value
Purchased options 0.9%		$8,562,897
(Cost $12,406,002)
Calls 0.6%		5,320,327
Exchange Traded Option on Pfizer, Inc. (Expiration Date: 6-18-21; Strike Price: $42.00; Notional Amount: 240,000) (B)	2,400	200,400
Exchange Traded Option on SPDR S&P Oil and Gas Exploration and Production ETF (Expiration Date: 1-21-22; Strike Price: $75.00; Notional Amount: 182,800) (B)	1,828	1,371,000
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 3-19-21; Strike Price: $52.00; Notional Amount: 478,200) (B)	4,782	33,474
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/Notional amount	Value
Calls (continued)
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 6-18-21; Strike Price: $40.00; Notional Amount: 356,600) (B)	3,566	$595,522
Over the Counter Option on Covestro AG (Expiration Date: 6-18-21; Strike Price: EUR 63.00; Counterparty: Goldman Sachs International) (B)(G)	217,449	477,756
Over the Counter Option on Engie SA (Expiration Date: 6-18-21; Strike Price: EUR 15.00; Counterparty: J.P. Morgan Securities PLC) (B)(G)	327,664	101,995
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	1,058,428	264,546
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 114.85; Counterparty: Goldman Sachs International) (B)(G)	25,161	1,295
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 120.64; Counterparty: Goldman Sachs International) (B)(G)	129,114	3,533
Over the Counter Option on HSBC Holdings PLC (Expiration Date: 3-19-21; Strike Price: GBP 3.82; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	366,229	92,680
Over the Counter Option on Nikkei 225 Index (Expiration Date: 2-12-21; Strike Price: JPY 28,176.60; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	982	2,453
Over the Counter Option on Novartis AG (Expiration Date: 3-19-21; Strike Price: CHF 86.00; Counterparty: Goldman Sachs International) (B)(G)	108,475	52,560
Over the Counter Option on Novartis AG (Expiration Date: 3-19-21; Strike Price: CHF 90.00; Counterparty: Goldman Sachs International) (B)(G)	289,876	44,564
Over the Counter Option on Panasonic Corp. (Expiration Date: 2-12-21; Strike Price: JPY 1,347.80; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	17,541	6,130
Over the Counter Option on Pigeon (Expiration Date: 4-9-21; Strike Price: JPY 5,660.18; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	30,223	18,373
Over the Counter Option on Pigeon (Expiration Date: 4-9-21; Strike Price: JPY 5,731.38; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	4,911	3,023
Over the Counter Option on Rohm Company (Expiration Date: 2-12-21; Strike Price: JPY 11,247.00; Counterparty: Morgan Stanley & Company International PLC) (B)(G)	1,938	1,487
Over the Counter Option on Russell 2000 Index vs. Nasdaq 100 Index (Expiration Date: 12-16-22; Strike Rate: 5.000%; Counterparty: Goldman Sachs International) (B)(G)	10,088,762	852,995
Over the Counter Option on Russell 2000 Index vs. Nasdaq 100 Index (Expiration Date: 12-16-22; Strike Rate: 5.000%; Counterparty: Morgan Stanley & Company International PLC) (B)(G)	6,966,244	642,559
Over the Counter Option on Sands China, Ltd. (Expiration Date: 2-25-21; Strike Price: HKD 41.59; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	55,690	78
Over the Counter Option on SK Telecom Company, Ltd. (Expiration Date: 2-10-21; Strike Price: KRW 284.45; Counterparty: Morgan Stanley & Company International PLC) (B)(G)	1,284	29
Over the Counter Option on SK Telecom Company, Ltd. (Expiration Date: 3-11-21; Strike Price: KRW 29,681.90; Counterparty: Morgan Stanley & Company International PLC) (B)(G)	1,281	386
Over the Counter Option on Skylark Holdings Company, Ltd. (Expiration Date: 4-9-21; Strike Price: JPY 2,059.21; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	83,245	19,093
Over the Counter Option on Skylark Holdings Company, Ltd. (Expiration Date: 4-9-21; Strike Price: JPY 2,077.33; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	13,045	3,018
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-21-21; Strike Price: AUD 93.00; Counterparty: HSBC Bank PLC) (B)(G)	1,270,000	67,659
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (B)(G)	20,020,323	22,923
Over the Counter Option on TOPIX Banks Index (Expiration Date: 3-12-21; Strike Price: JPY 138.16; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	329,099	1,637
Over the Counter Option on TOPIX Banks Index (Expiration Date: 4-12-21; Strike Price: JPY 134.25; Counterparty: JPMorgan Chase Bank, N.A.) (B)(G)	3,595,865	51,264
Over the Counter Option on Total SE (Expiration Date: 3-19-21; Strike Price: EUR 36.00; Counterparty: Morgan Stanley & Company International PLC) (B)(G)	3,785	5,840
Over the Counter Option on Volkswagen AG (Expiration Date: 3-19-21; Strike Price: EUR 183.74; Counterparty: J.P. Morgan Securities PLC) (B)(G)	169,617	382,055
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Contracts/Notional amount	Value
Puts 0.3%		$3,242,570
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-19-21; Strike Price: $303.00; Notional Amount: 38,000) (B)	380	222,870
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 4-16-21; Strike Price: $265.00; Notional Amount: 171,500) (B)	1,715	979,265
Exchange Traded Option on iShares iBoxx $ High Yield Corporate Bond ETF (Expiration Date: 2-19-21; Strike Price: $84.00; Notional Amount: 3,000) (B)	30	675
Exchange Traded Option on iShares iBoxx $ High Yield Corporate Bond ETF (Expiration Date: 3-19-21; Strike Price: $84.00; Notional Amount: 5,100) (B)	51	3,111
Exchange Traded Option on iShares iBoxx $ High Yield Corporate Bond ETF (Expiration Date: 3-19-21; Strike Price: $85.00; Notional Amount: 523,200) (B)	5,232	426,408
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 2-19-21; Strike Price: $68.00; Notional Amount: 948,500) (B)	9,485	497,963
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 2-19-21; Strike Price: $173.00; Notional Amount: 300,100) (B)	3,001	226,576
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-19-21; Strike Price: $3,675.00; Notional Amount: 8,400) (B)	84	752,514
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 1.200% (Expiration Date: 4-23-21; Strike Rate: 1.200%; Counterparty: BNP Paribas) (B)(G)	13,275,000	132,232
Over the Counter Option on KOSPI 200 Index (Expiration Date: 2-10-21; Strike Price: KRW 359.28; Counterparty: Goldman Sachs International) (B)(G)	1,051,816	956

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.1%				$624,795
(Cost $626,000)
Information technology 0.1%				624,795
IT services 0.1%
Repay Holdings Corp. (A)(H)	0.038	02-01-26	626,000	624,795

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 36.6%				$334,368,742
(Cost $334,360,088)
U.S. Government 30.4%				277,866,665
U.S. Cash Management Bill	0.079	05-25-21	600,000	599,868
U.S. Cash Management Bill (C)	0.080	04-20-21	17,980,000	17,978,247
U.S. Cash Management Bill	0.084	06-08-21	7,650,000	7,648,111
U.S. Cash Management Bill	0.085	05-18-21	2,085,000	2,084,509
U.S. Cash Management Bill (C)	0.086	05-04-21	14,190,000	14,186,736
U.S. Cash Management Bill (C)	0.089	04-27-21	10,470,000	10,468,270
U.S. Cash Management Bill (C)	0.090	04-13-21	12,040,000	12,038,931
U.S. Cash Management Bill (C)	0.097	04-06-21	7,780,000	7,778,894
U.S. Cash Management Bill	0.097	06-01-21	975,000	974,724
U.S. Treasury Bill (C)	0.074	05-27-21	4,460,000	4,459,003
U.S. Treasury Bill	0.075	02-02-21	12,300,000	12,299,992
U.S. Treasury Bill	0.078	02-04-21	3,670,000	3,669,988
U.S. Treasury Bill	0.078	12-30-21	4,010,000	4,007,014
U.S. Treasury Bill (C)	0.079	02-25-21	5,215,000	5,214,844
U.S. Treasury Bill	0.080	02-16-21	15,655,000	15,654,723
U.S. Treasury Bill (C)	0.082	03-11-21	23,710,000	23,708,936
U.S. Treasury Bill (C)	0.082	04-08-21	8,935,000	8,933,976
U.S. Treasury Bill	0.084	02-11-21	26,572,000	26,571,686
U.S. Treasury Bill (C)	0.084	03-09-21	6,150,000	6,149,677
U.S. Treasury Bill (C)	0.085	04-15-21	1,920,000	1,919,766
U.S. Treasury Bill (C)	0.086	05-06-21	10,750,000	10,748,246
U.S. Treasury Bill	0.087	03-16-21	2,540,000	2,539,833
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.087	05-20-21	3,880,000	$3,879,142
U.S. Treasury Bill (C)	0.089	03-02-21	19,595,000	19,594,132
U.S. Treasury Bill (C)	0.090	04-01-21	4,080,000	4,079,624
U.S. Treasury Bill (C)	0.090	04-22-21	10,313,000	10,311,740
U.S. Treasury Bill (C)	0.093	02-23-21	13,266,000	13,265,655
U.S. Treasury Bill (C)	0.095	03-04-21	4,445,000	4,444,809
U.S. Treasury Bill (C)	0.097	05-13-21	20,765,000	20,761,068
U.S. Treasury Bill	0.105	02-18-21	885,000	884,984
U.S. Treasury Bill (C)	0.118	09-09-21	1,010,000	1,009,537

	Yield (%)	Shares	Value
Short-term funds 6.2%			56,502,077
John Hancock Collateral Trust (I)	0.1320(J)	41,052	410,794
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(J)	56,091,283	56,091,283

Total investments (Cost $695,392,903) 86.0%	$785,192,172
Other assets and liabilities, net 14.0%	128,196,127
Total net assets 100.0%	$913,388,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $398,594.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 1-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-21:
United States	78.8%
China	4.4%
United Kingdom	1.8%
France	1.6%
Japan	1.5%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Taiwan	1.4%
India	1.2%
Brazil	1.1%
Canada	1.0%
Other countries	7.2%
TOTAL	100.0%
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
KOSPI 200 Index Futures	86	Short	Mar 2021	$(7,976,873)	$(7,752,798)	$224,075
SGX Nifty 50 Index Futures	136	Short	Feb 2021	(3,944,372)	(3,713,616)	230,756
						$454,831
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	10,630,000	USD	8,361,934	GSI	3/17/2021	—	$(48,179)
CAD	1,665,000	USD	1,310,044	MSI	3/17/2021	—	(7,842)
EUR	8,418,000	USD	10,245,197	CITI	2/26/2021	—	(24,206)
EUR	5,623,000	USD	6,846,301	GSI	3/17/2021	—	(15,990)
EUR	3,296,000	USD	3,996,039	MSI	3/17/2021	$7,643	—
GBP	4,590,000	USD	6,283,066	MSI	2/26/2021	6,664	—
GBP	4,096,000	USD	5,485,281	MSI	3/17/2021	128,159	—
HKD	3,935,000	USD	507,634	MSI	3/17/2021	—	(78)
JPY	435,058,000	USD	4,191,641	JPM	2/26/2021	—	(37,262)
JPY	331,500,000	USD	3,192,931	GSI	3/17/2021	—	(26,746)
JPY	431,600,000	USD	4,136,992	MSI	3/17/2021	—	(14,743)
USD	10,498,345	EUR	8,626,000	CITI	2/26/2021	24,804	—
USD	2,431,079	EUR	1,997,000	DB	3/17/2021	5,305	—
USD	11,299,777	EUR	9,291,000	GSI	3/17/2021	13,912	—
USD	6,422,199	EUR	5,287,000	MSI	3/17/2021	31	—
USD	8,158,404	GBP	5,960,000	MSI	2/26/2021	—	(8,653)
USD	8,074,884	KRW	8,912,250,000	MSI	6/16/2021	102,592	—
						$289,110	$(183,699)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value

Exchange-traded	SPDR S&P Oil and Gas Exploration and Production ETF	USD	100.00	Jan 2022	1,462	146,200	$339,989	$(401,318)
Exchange-traded	VanEck Vectors Gold Miners ETF	USD	66.00	Mar 2021	3,298	329,800	84,672	(8,245)
Exchange-traded	VanEck Vectors Gold Miners ETF	USD	50.00	Jun 2021	3,566	356,600	173,578	(176,517)
							$598,239	$(586,080)

Exchange-traded	iShares iBoxx $ High Yield Corporate Bond ETF	USD	80.00	Feb 2021	30	3,000	$1,640	$(300)
Exchange-traded	iShares iBoxx $ High Yield Corporate Bond ETF	USD	79.00	Mar 2021	51	5,100	1,335	(1,122)
Exchange-traded	iShares iBoxx $ High Yield Corporate Bond ETF	USD	80.00	Mar 2021	5,232	523,200	155,252	(133,416)
Exchange-traded	iShares MSCI EAFE ETF	USD	61.00	Feb 2021	9,485	948,500	336,964	(156,503)
Exchange-traded	iShares Russell 2000 ETF	USD	155.00	Feb 2021	3,001	300,100	434,063	(69,023)
Exchange-traded	SPDR S&P Oil and Gas Exploration and Production ETF	USD	40.00	Jan 2022	1,462	146,200	415,071	(346,494)
							$1,344,325	$(706,858)
							$1,942,564	$(1,292,938)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value

Exchange-traded	S&P 500 Index	USD	3,275.00	Feb 2021	84	8,400	$120,798	$(98,673)
							$120,798	$(98,673)

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(20)
						$271,275	$(20)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Energy Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,685,246	May 2023	GSI	—	$273,003	$273,003
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	1,014,731	May 2023	GSI	—	48,455	48,455
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	4,098,789	May 2023	GSI	—	195,722	195,722
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	327,712	May 2023	GSI	—	18,969	18,969
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	172,706	May 2023	GSI	—	9,997	9,997
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	229,574	May 2023	GSI	—	14,418	14,418
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	634,481	May 2023	GSI	—	39,848	39,848
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	554,538	May 2023	GSI	—	16,568	16,568
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 0.65%	Monthly	USD	890,056	May 2023	GSI	—	26,593	26,593
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	320,151	May 2023	GSI	—	9,665	9,665
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	719	May 2023	GSI	—	22	22
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	13,201,724	May 2023	GSI	—	398,562	398,562
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	611,524	May 2023	GSI	—	18,462	18,462
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,045,832	May 2023	GSI	—	172,515	172,515
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	39,184	May 2023	GSI	—	—	—
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,032,733	May 2023	GSI	—	—	—
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,720,939	May 2023	GSI	—	69,791	69,791
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	77,550	May 2023	GSI	—	2,049	2,049
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	1,885,785	May 2023	GSI	—	49,830	49,830
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	413,060	May 2023	GSI	—	26,728	26,728
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,823,566	May 2023	GSI	—	81,158	81,158
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	278,691	May 2023	GSI	—	12,546	12,546
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	11,777,067	May 2023	GSI	—	530,165	530,165
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	816,886	May 2023	GSI	—	36,774	36,774
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	3,429,224	May 2023	GSI	—	154,372	154,372
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	11,037,953	May 2023	GSI	—	495,868	495,868
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	201,292	May 2023	GSI	—	9,043	9,043
Pay	S&P/ASX 200 Index	1-Month AUD BBSW - 0.20%	Monthly	AUD	125,415	May 2023	GSI	—	—	—
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,965,901	May 2023	GSI	—	62,992	62,992
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	11,597,701	May 2023	GSI	—	371,618	371,618
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	610,385	May 2023	GSI	—	19,462	19,462
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,039,608	May 2023	GSI	—	65,031	65,031
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,759,088	May 2023	GSI	—	$118,293	$118,293
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,171,764	May 2023	GSI	—	(859)	(859)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,351,026	May 2023	GSI	—	84,092	84,092
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	2,138,374	May 2023	GSI	—	133,099	133,099
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,176,401	May 2023	GSI	—	322,195	322,195
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,627,132	May 2023	GSI	—	350,250	350,250
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	3,935,284	May 2023	GSI	—	244,944	244,944
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	410,844	May 2023	GSI	—	25,572	25,572
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	2,873,981	May 2023	GSI	—	198,324	198,324
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	22,730	May 2023	GSI	—	1,288	1,288
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	7,980	May 2023	GSI	—	452	452
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	10,640	May 2023	GSI	—	603	603
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	4,594	May 2023	GSI	—	260	260
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,934	May 2023	GSI	—	110	110
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,014,235	May 2023	GSI	—	101,355	101,355
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	387,477	May 2023	GSI	—	13,029	13,029
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,318,695	May 2023	GSI	—	97,619	97,619
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,064,437	May 2023	GSI	—	129,016	129,016
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	155,848	May 2023	GSI	—	6,240	6,240
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,108,649	May 2023	JPM	—	(18,381)	(18,381)
Pay	FTSE China A50 Index	1-Month USD LIBOR - 5.15%	Monthly	USD	4,853,777	May 2023	JPM	—	138,285	138,285
Pay	FTSE China A50 Index	1-Month USD LIBOR - 5.15%	Monthly	USD	59,348	May 2023	JPM	—	(20)	(20)
Pay	Hang Seng Finance Index	1-Month HKD HIBOR - 0.40%	Monthly	HKD	736,304	May 2023	JPM	—	3,555	3,555
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	5,968,147	May 2023	JPM	—	15,583	15,583
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	9,136,186	May 2023	JPM	—	(99,927)	(99,927)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	8,088,364	May 2023	JPM	—	(89,578)	(89,578)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,255,452	May 2023	JPM	—	(13,904)	(13,904)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 5.44%	Monthly	USD	795,931	May 2023	JPM	—	(2,503)	(2,503)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	2,845,666	May 2023	JPM	—	(2,776)	(2,776)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	2,550,121	May 2023	JPM	—	(2,488)	(2,488)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	243,964	May 2023	JPM	—	(238)	(238)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	2,553,522	May 2023	JPM	—	6,844	6,844
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	952,363	May 2023	JPM	—	20,480	20,480
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,392,505	May 2023	JPM	—	34,906	34,906
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 7.21%	Monthly	USD	1,665,826	May 2023	JPM	—	30,928	30,928
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 7.21%	Monthly	USD	673,162	May 2023	JPM	—	7,708	7,708
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.04%	Monthly	USD	53,836	May 2023	JPM	—	(3,513)	(3,513)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,274,480	May 2023	JPM	—	(1,387)	(1,387)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,902,412	May 2023	JPM	—	(3,158)	(3,158)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,283,105	May 2023	JPM	—	(115,209)	(115,209)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	183,014	May 2023	JPM	—	(9,235)	(9,235)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.68%	Monthly	USD	10,779,548	May 2023	JPM	—	(543,953)	(543,953)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 2.54%	Monthly	USD	164,427	May 2023	JPM	—	(8,297)	(8,297)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	219,461	May 2023	JPM	—	(603)	(603)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	136,449	May 2023	JPM	—	(375)	(375)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	828,920	May 2023	JPM	—	$22,497	$22,497
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	87,360	May 2023	JPM	—	(7,116)	(7,116)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,498,317	May 2023	JPM	—	(1,291)	(1,291)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,822,108	May 2023	JPM	—	(2,432)	(2,432)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	5,821,933	May 2023	JPM	—	(514,448)	(514,448)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.52%	Monthly	USD	17,556,250	May 2023	JPM	—	(1,553,750)	(1,553,750)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,881,328	May 2023	JPM	—	(166,500)	(166,500)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,753,097	May 2023	JPM	—	(155,151)	(155,151)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 2.33%	Monthly	USD	8,441,326	May 2023	JPM	—	(747,068)	(747,068)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.63%	Monthly	USD	2,704,786	May 2023	JPM	—	(239,377)	(239,377)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	3,254,420	May 2023	JPM	—	(6,523)	(6,523)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	724,493	May 2023	JPM	—	(1,552)	(1,552)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.78%	Monthly	USD	590,541	May 2023	JPM	—	(1,265)	(1,265)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	593,849	May 2023	JPM	—	(22,326)	(22,326)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	4,087,881	May 2023	JPM	—	(153,686)	(153,686)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	249,948	May 2023	JPM	—	(9,397)	(9,397)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.11%	Monthly	USD	2,691,788	May 2023	JPM	—	(101,199)	(101,199)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,601,459	May 2023	JPM	—	(568,252)	(568,252)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	34,962	May 2023	JPM	—	(615)	(615)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	17,593	May 2023	JPM	—	(310)	(310)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	1,336	May 2023	JPM	—	(24)	(24)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	561,642	May 2023	JPM	—	13,450	13,450
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,108,798	May 2023	JPM	—	50,502	50,502
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	510,213	May 2023	JPM	—	12,219	12,219
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	524,638	May 2023	JPM	—	15,934	15,934
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,863,968	May 2023	JPM	—	147,728	147,728
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	290,857	May 2023	JPM	—	8,834	8,834
Pay	ARK Inovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	355,334	May 2023	MSI	—	18,056	18,056
Pay	ARK Inovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	766,523	May 2023	MSI	—	1,532	1,532
Pay	ARK Inovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	825,792	May 2023	MSI	—	11,460	11,460
Pay	ARK Inovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	798,472	May 2023	MSI	—	8,054	8,054
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,379,878	May 2023	MSI	—	122,978	122,978
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,118,246	May 2023	MSI	—	116,997	116,997
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	799,100	May 2023	MSI	—	31,820	31,820
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	3,862,317	May 2023	MSI	—	153,796	153,796
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	1,972,566	May 2023	MSI	—	137,404	137,404
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	1,961,174	May 2023	MSI	—	136,611	136,611
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	1,286,597	May 2023	MSI	—	—	—
Pay	Euro STOXX Small 200 Index	1-Month EUR EURIBOR - 0.75%	Monthly	EUR	1,550,169	May 2023	MSI	—	31,324	31,324
Pay	Euro STOXX Small 200 Index	1-Month EUR EURIBOR - 0.75%	Monthly	EUR	3,509,696	May 2023	MSI	—	70,919	70,919
Pay	Euro STOXX Small 200 Index	1-Month EUR EURIBOR - 0.88%	Monthly	EUR	2,805,870	May 2023	MSI	—	56,697	56,697
Pay	Euro STOXX Small 200 Index	1-Month EUR EURIBOR - 0.88%	Monthly	EUR	33,153	May 2023	MSI	—	830	830
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,990,185	May 2023	MSI	—	128,005	128,005
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	471,402	May 2023	MSI	—	30,320	30,320
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	837,484	May 2023	MSI	—	53,865	53,865
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	177,565	May 2023	MSI	—	$11,421	$11,421
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	477,745	May 2023	MSI	—	30,728	30,728
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	480,993	May 2023	MSI	—	30,937	30,937
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	296,900	May 2023	MSI	—	19,096	19,096
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,154,846	May 2023	MSI	—	32,155	32,155
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.35%	Monthly	HKD	421,327	May 2023	MSI	—	1,058	1,058
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,948,814	May 2023	MSI	—	48,907	48,907
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,544,565	May 2023	MSI	—	42,876	42,876
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	7,447,363	May 2023	MSI	—	125,382	125,382
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,754,807	May 2023	MSI	—	95,446	95,446
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	965,119	May 2023	MSI	—	16,007	16,007
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	828,615	May 2023	MSI	—	13,743	13,743
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,105,460	May 2023	MSI	—	34,920	34,920
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,322,860	May 2023	MSI	—	71,697	71,697
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,587,142	May 2023	MSI	—	42,909	42,909
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.54%	Monthly	USD	1,389,721	May 2023	MSI	—	23,049	23,049
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,255,571	May 2023	MSI	—	103,092	103,092
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,387,702	May 2023	MSI	—	63,425	63,425
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,536,315	May 2023	MSI	—	70,218	70,218
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,065,612	May 2023	MSI	—	140,115	140,115
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,207,078	May 2023	MSI	—	192,286	192,286
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,989,711	May 2023	MSI	—	182,351	182,351
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	6,635,133	May 2023	MSI	—	(57,445)	(57,445)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,532,261	May 2023	MSI	—	(39,239)	(39,239)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,275,819	May 2023	MSI	—	(11,046)	(11,046)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	7,866,357	May 2023	MSI	—	(68,105)	(68,105)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,301,080	May 2023	MSI	—	(11,264)	(11,264)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	899,404	May 2023	MSI	—	(7,787)	(7,787)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	110,398	May 2023	MSI	—	(956)	(956)
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 2.87%	Monthly	USD	4,757,330	May 2023	MSI	—	354,376	354,376
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	112,697	May 2023	MSI	—	8,395	8,395
Pay	Invesco Solar ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	813,397	May 2023	MSI	—	31,264	31,264
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.54%	Monthly	USD	421,508	May 2023	MSI	—	(3,790)	(3,790)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	33,745	May 2023	MSI	—	(94)	(94)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	34,789	May 2023	MSI	—	(97)	(97)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	2,435,230	May 2023	MSI	—	(6,790)	(6,790)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	15,711,756	May 2023	MSI	—	(43,808)	(43,808)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	17,395	May 2023	MSI	—	(49)	(49)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	3,618,056	May 2023	MSI	—	(10,088)	(10,088)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.19%	Monthly	USD	4,766,093	May 2023	MSI	—	(13,289)	(13,289)
Pay	iShares MSCI ACWI ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,872,710	May 2023	MSI	—	35,150	35,150
Pay	iShares MSCI ACWI ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,002,349	May 2023	MSI	—	18,814	18,814
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,748,603	May 2023	MSI	—	33,460	33,460
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	4,000,704	May 2023	MSI	—	76,554	76,554
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,251,163	May 2023	MSI	—	62,212	62,212
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	30,165	May 2023	MSI	—	2,372	2,372
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,805	May 2023	MSI	—	$319	$319
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,688,853	May 2023	MSI	—	132,805	132,805
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	39,716	May 2023	MSI	—	1,004	1,004
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	39,682	May 2023	MSI	—	905	905
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,878,100	May 2023	MSI	—	12,427	12,427
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,350,117	May 2023	MSI	—	9,271	9,271
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	4,356,791	May 2023	MSI	—	29,918	29,918
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	441,792	May 2023	MSI	—	3,034	3,034
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	3,503,609	May 2023	MSI	—	24,110	24,110
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	3,925,025	May 2023	MSI	—	27,010	27,010
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	3,136,365	May 2023	MSI	—	21,538	21,538
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,178,881	May 2023	MSI	—	14,962	14,962
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,507,622	May 2023	MSI	—	9,976	9,976
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,107,714	May 2023	MSI	—	7,330	7,330
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	625,494	May 2023	MSI	—	4,139	4,139
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.69%	Monthly	USD	1,550,375	May 2023	MSI	—	55,933	55,933
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	879,918	May 2023	MSI	—	9,399	9,399
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.64%	Monthly	USD	1,224,389	May 2023	MSI	—	(4,108)	(4,108)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,487,697	May 2023	MSI	—	(18,412)	(18,412)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,297,352	May 2023	MSI	—	(4,353)	(4,353)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.85%	Monthly	USD	229,748	May 2023	MSI	—	5,056	5,056
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	9,580,009	May 2023	MSI	—	210,844	210,844
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	18,853,481	May 2023	MSI	—	414,942	414,942
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,521,600	May 2023	MSI	—	38,367	38,367
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	30,079	May 2023	MSI	—	461	461
Pay	iShares Russell 3000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,805,305	May 2023	MSI	—	49,296	49,296
Pay	iShares Russell 3000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,431,776	May 2023	MSI	—	60,305	60,305
Pay	iShares Russell 3000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,632,967	May 2023	MSI	—	37,832	37,832
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,968,101	May 2023	MSI	$(3)	74,146	74,143
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.89%	Monthly	USD	1,327,991	May 2023	MSI	—	33,174	33,174
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,513,731	May 2023	MSI	—	(536)	(536)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	466,990	May 2023	MSI	—	(16,564)	(16,564)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	1,053,575	May 2023	MSI	—	(37,370)	(37,370)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	415,735	May 2023	MSI	—	(14,746)	(14,746)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	654,935	May 2023	MSI	—	12,162	12,162
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	2,056,958	May 2023	MSI	—	22,174	22,174
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	446,707	May 2023	MSI	—	4,815	4,815
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	383,590	May 2023	MSI	—	4,135	4,135
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	931,736	May 2023	MSI	—	10,044	10,044
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,355,526	May 2023	MSI	—	20,313	20,313
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	728,107	May 2023	MSI	—	10,911	10,911
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,760,700	May 2023	MSI	—	185,808	185,808
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 1.14%	Monthly	USD	29,996	May 2023	MSI	—	1,431	1,431
Pay	SPDR S&P Oil and Gas Exploration and Production ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	2,706,638	May 2023	MSI	—	109,847	109,847
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,471,313	May 2023	MSI	—	49,605	49,605
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,973,651	May 2023	MSI	—	66,541	66,541
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,577,128	May 2023	MSI	—	53,150	53,150
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,095,620	May 2023	MSI	—	36,923	36,923
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.20%	Monthly	USD	782,900	May 2023	MSI	—	26,188	26,188
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	959,687	May 2023	MSI	—	32,102	32,102
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	575,190	May 2023	MSI	—	$19,240	$19,240
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	324,799	May 2023	MSI	—	10,865	10,865
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	419,882	May 2023	MSI	—	28,908	28,908
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	2,099,179	May 2023	MSI	—	144,523	144,523
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,742,708	May 2023	MSI	—	119,981	119,981
Pay	VanEck Vectors Russia ETF	1-Month USD LIBOR - 0.84%	Monthly	USD	1,529,150	May 2023	MSI	—	121,975	121,975
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	7,512	May 2023	MSI	—	261	261
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	20,659	May 2023	MSI	—	717	717
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	5,634	May 2023	MSI	—	196	196
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	16,668	May 2023	MSI	—	579	579
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	22,302	May 2023	MSI	—	774	774
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	560,461	May 2023	MSI	—	15,691	15,691
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,289,258	May 2023	MSI	—	36,095	36,095
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,458,159	May 2023	MSI	—	68,820	68,820
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,199,094	May 2023	MSI	—	117,561	117,561
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,104,018	May 2023	MSI	—	86,902	86,902
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	3,816,083	May 2023	MSI	—	106,838	106,838
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,680,984	May 2023	MSI	—	75,059	75,059
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,218,781	May 2023	MSI	—	90,115	90,115
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	316,950	May 2023	MSI	—	8,874	8,874
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,445,828	May 2023	MSI	—	40,478	40,478
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,665,071	May 2023	MSI	—	74,613	74,613
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,422,525	May 2023	MSI	—	67,823	67,823
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	510,703	May 2023	MSI	—	12,924	12,924
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	327,014	May 2023	MSI	—	8,357	8,357
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	869,750	May 2023	MSI	—	22,228	22,228
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	104,983	May 2023	MSI	—	2,683	2,683
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	832,633	May 2023	MSI	—	21,291	21,291
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	932,776	May 2023	MSI	—	23,852	23,852
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	745,351	May 2023	MSI	—	19,048	19,048
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	517,808	May 2023	MSI	—	13,233	13,233
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,734,751	May 2023	MSI	—	69,206	69,206
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	10,123,645	May 2023	MSI	—	256,190	256,190
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	370,011	May 2023	MSI	—	9,364	9,364
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	453,556	May 2023	MSI	—	11,478	11,478
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	271,828	May 2023	MSI	—	6,879	6,879
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,350,088	May 2023	MSI	—	43,454	43,454
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	209,938	May 2023	CITI	—	(17,226)	(17,226)
Receive	Total SE Future	Fixed 0.00%	Monthly	EUR	690,050	Dec 2022	GSI	—	90,531	90,531
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	93,360	May 2023	GSI	—	8,840	8,840
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	280,532	May 2023	GSI	—	26,564	26,564
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	203,649	May 2023	GSI	—	(17,665)	(17,665)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	343,800	May 2023	GSI	—	$(29,822)	$(29,822)
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,947	May 2023	GSI	—	(3,292)	(3,292)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	70,904	May 2023	GSI	—	(8,829)	(8,829)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	493,707	May 2023	GSI	—	(61,473)	(61,473)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	142,843	May 2023	GSI	—	(8,650)	(8,650)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	269,287	May 2023	GSI	—	(16,307)	(16,307)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,938	May 2023	GSI	—	(3,038)	(3,038)
Receive	AIB Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	35,709	May 2023	GSI	—	(4,492)	(4,492)
Receive	AIB Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	259,807	May 2023	GSI	—	(32,682)	(32,682)
Receive	AIB Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	10,157	May 2023	GSI	—	(1,278)	(1,278)
Receive	AIB Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,181,928	May 2023	GSI	—	(148,680)	(148,680)
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	20,864	May 2023	GSI	—	(431)	(431)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	392,126	May 2023	GSI	—	(46,296)	(46,296)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,665,264	May 2023	GSI	—	(97,274)	(97,274)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	48,258	May 2023	GSI	—	(2,819)	(2,819)
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	123,093	May 2023	GSI	—	(8,635)	(8,635)
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	675,791	May 2023	GSI	—	(47,404)	(47,404)
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,421	May 2023	GSI	—	(10,132)	(10,132)
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	95,062	May 2023	GSI	—	(6,669)	(6,669)
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	95,671	May 2023	GSI	—	(6,712)	(6,712)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	494,778	May 2023	GSI	—	(3,530)	(3,530)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,084	May 2023	GSI	—	(5,167)	(5,167)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	154,215	May 2023	GSI	—	(18,497)	(18,497)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,937	May 2023	GSI	—	(9,228)	(9,228)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	492,565	May 2023	GSI	—	(59,079)	(59,079)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,118,945	May 2023	GSI	—	(54,267)	(54,267)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,414	May 2023	GSI	—	(3,128)	(3,128)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	205,822	May 2023	GSI	—	(11,619)	(11,619)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,922	May 2023	GSI	—	(1,238)	(1,238)
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	85,616	May 2023	GSI	—	(8,165)	(8,165)
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	557,408	May 2023	GSI	—	(53,153)	(53,153)
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,110,044	May 2023	GSI	—	(105,851)	(105,851)
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	707,752	May 2023	GSI	—	(67,489)	(67,489)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,898,084	May 2023	GSI	—	(191,516)	(191,516)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,411	May 2023	GSI	—	(4,885)	(4,885)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	136,716	May 2023	GSI	—	(13,795)	(13,795)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,652	May 2023	GSI	—	96	96
Receive	Amoy Diagnostics Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	34,428	May 2023	GSI	—	(3,466)	(3,466)
Receive	Amoy Diagnostics Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	565,883	May 2023	GSI	—	(56,974)	(56,974)
Receive	Amoy Diagnostics Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	6,568	May 2023	GSI	—	(661)	(661)
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	1,091,916	May 2023	GSI	—	(47,251)	(47,251)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	74,593	May 2023	GSI	—	(5,700)	(5,700)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	140,826	May 2023	GSI	—	(10,761)	(10,761)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	892,894	May 2023	GSI	—	(99,501)	(99,501)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	174,335	May 2023	GSI	—	(19,407)	(19,407)
Receive	Apollo Global Management, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	839,889	May 2023	GSI	—	(46,122)	(46,122)
Receive	Archer-Daniels-Midland Company	1-Month USD LIBOR + 0.20%	Monthly	USD	297,835	May 2023	GSI	—	(19,535)	(19,535)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,051	May 2023	GSI	—	(2,585)	(2,585)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	558,479	May 2023	GSI	—	(10,572)	(10,572)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	270,768	May 2023	GSI	—	(5,125)	(5,125)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	150,958	May 2023	GSI	—	(2,858)	(2,858)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	176,953	May 2023	GSI	—	$(3,351)	$(3,351)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	150,911	May 2023	GSI	—	(2,857)	(2,857)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	301,869	May 2023	GSI	—	(5,715)	(5,715)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	46,720	May 2023	GSI	—	(1,892)	(1,892)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	167,032	May 2023	GSI	—	(6,766)	(6,766)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	109,930	May 2023	GSI	—	(4,453)	(4,453)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	106,876	May 2023	GSI	—	(4,329)	(4,329)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	22,685	May 2023	GSI	—	(916)	(916)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	60,546	May 2023	GSI	—	(2,444)	(2,444)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	87,768	May 2023	GSI	—	(3,543)	(3,543)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,777,875	May 2023	GSI	—	(21,913)	(21,913)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,186,625	May 2023	GSI	—	(26,953)	(26,953)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,411,875	May 2023	GSI	—	(17,403)	(17,403)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	5,010,500	May 2023	GSI	—	(61,764)	(61,764)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	6,860,375	May 2023	GSI	—	(84,569)	(84,569)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	227,974	May 2023	GSI	—	(6,328)	(6,328)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	267,269	May 2023	GSI	—	(7,419)	(7,419)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	495,931	May 2023	GSI	—	(13,766)	(13,766)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	9,862	May 2023	GSI	—	(273)	(273)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	84,095	May 2023	GSI	—	(2,328)	(2,328)
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	31,537	May 2023	GSI	—	(2,680)	(2,680)
Receive	Atlantic Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	542,710	May 2023	GSI	—	(56,338)	(56,338)
Receive	Atlantic Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	508,021	May 2023	GSI	—	(52,737)	(52,737)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	74,848	May 2023	GSI	—	(1,757)	(1,757)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	284,421	May 2023	GSI	—	(6,677)	(6,677)
Receive	Bandai Namco Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	560,640	May 2023	GSI	—	(231)	(231)
Receive	BASE, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	33,030,000	May 2023	GSI	—	(8,031)	(8,031)
Receive	BASE, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,313,000	May 2023	GSI	—	(3,480)	(3,480)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	866,488	May 2023	GSI	—	(94,000)	(94,000)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	135,788	May 2023	GSI	—	(14,731)	(14,731)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	71,161	May 2023	GSI	—	(7,720)	(7,720)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	85,643	May 2023	GSI	—	(2,905)	(2,905)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	161,664	May 2023	GSI	—	(5,484)	(5,484)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	13,692	May 2023	GSI	—	(80)	(80)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	78,990	May 2023	GSI	—	(460)	(460)
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	68,569	May 2023	GSI	—	(8,096)	(8,096)
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	244,527	May 2023	GSI	—	(28,870)	(28,870)
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	150,925	May 2023	GSI	—	(17,819)	(17,819)
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	147,000	May 2023	GSI	—	19,509	19,509
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	80,829	May 2023	GSI	—	10,727	10,727
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,210,646	May 2023	GSI	—	(107,139)	(107,139)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	272,384	May 2023	GSI	—	(9,089)	(9,089)
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	555,529	May 2023	GSI	—	(19,716)	(19,716)
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	390,257	May 2023	GSI	—	(13,850)	(13,850)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,633,923	May 2023	GSI	—	(300,091)	(300,091)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	122,828	May 2023	GSI	—	(8,948)	(8,948)
Receive	Cactus, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	372,129	May 2023	GSI	—	(39,384)	(39,384)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,889	May 2023	GSI	—	(1,211)	(1,211)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	271,698	May 2023	GSI	—	(7,671)	(7,671)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	304,496	May 2023	GSI	—	(8,598)	(8,598)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	967,051	May 2023	GSI	—	$(27,417)	$(27,417)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	724,738	May 2023	GSI	—	12,556	12,556
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	279,350	May 2023	GSI	—	4,840	4,840
Receive	Centene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,583	May 2023	GSI	—	(2,778)	(2,778)
Receive	Centene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,356	May 2023	GSI	—	(3,826)	(3,826)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	634,554	May 2023	GSI	—	(30,824)	(30,824)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,496	May 2023	GSI	—	457	457
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	705,433	May 2023	GSI	—	(52,168)	(52,168)
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,613,273	May 2023	GSI	—	(118,151)	(118,151)
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	453,882	May 2023	GSI	—	(33,241)	(33,241)
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	60,973	May 2023	GSI	—	(4,465)	(4,465)
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	382,672	May 2023	GSI	—	(28,026)	(28,026)
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	71,050	May 2023	GSI	—	(1,349)	(1,349)
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	8,053	May 2023	GSI	—	(153)	(153)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,242,582	May 2023	GSI	—	(558)	(558)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	536,263	May 2023	GSI	—	(244)	(244)
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	177,000	May 2023	GSI	—	(2,401)	(2,401)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	314,366	May 2023	GSI	—	(2,558)	(2,558)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	129,121	May 2023	GSI	—	(1,051)	(1,051)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	3,078,274	May 2023	GSI	—	(25,044)	(25,044)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	34,417	May 2023	GSI	—	(280)	(280)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	43,546	May 2023	GSI	—	(354)	(354)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	3,726,469	May 2023	GSI	—	(30,330)	(30,330)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	224,171	May 2023	GSI	—	(1,825)	(1,825)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	33,480	May 2023	GSI	—	(273)	(273)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	52,530	May 2023	GSI	—	(428)	(428)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	3,217,350	May 2023	GSI	—	(26,197)	(26,197)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	55,181	May 2023	GSI	—	(3,580)	(3,580)
Receive	Curtiss-Wright Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,754,502	May 2023	GSI	—	(330,228)	(330,228)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	98,202	May 2023	GSI	—	(1,533)	(1,533)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,934	May 2023	GSI	—	(405)	(405)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,159	May 2023	GSI	—	(955)	(955)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,492	May 2023	GSI	—	(741)	(741)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,040,322	May 2023	GSI	—	(2,529)	(2,529)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	287,953,965	May 2023	GSI	—	(180,273)	(180,273)
Receive	Daiwa House Industry Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,664,300	May 2023	GSI	—	(324)	(324)
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,369,201	May 2023	GSI	—	5,478	5,478
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	134,644	May 2023	GSI	—	538	538
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	253,881	May 2023	GSI	—	1,016	1,016
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,432	May 2023	GSI	—	137	137
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	9,530	May 2023	GSI	—	(6)	(6)
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	4,351	May 2023	GSI	—	(3)	(3)
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	16,574	May 2023	GSI	—	—	—
Receive	DNB ASA	1-Month NOK NIBOR + 0.20%	Monthly	NOK	3,532,475	May 2023	GSI	—	(4,310)	(4,310)
Receive	DNB ASA	1-Month NOK NIBOR + 0.20%	Monthly	NOK	1,602,307	May 2023	GSI	—	(1,961)	(1,961)
Receive	DraftKings, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,352,952	May 2023	GSI	—	23,143	23,143
Receive	DraftKings, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	882,150	May 2023	GSI	—	15,089	15,089
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	472,577	May 2023	GSI	—	(7,002)	(7,002)
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	329,792	May 2023	GSI	—	(4,883)	(4,883)
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	103,950	May 2023	GSI	—	(1,539)	(1,539)
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	173,250	May 2023	GSI	—	(2,564)	(2,564)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	92,241	May 2023	GSI	—	$(5,788)	$(5,788)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,100	May 2023	GSI	—	(5,528)	(5,528)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	16,632,000	May 2023	GSI	—	1,743	1,743
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,779,240	May 2023	GSI	—	812	812
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,900,000	May 2023	GSI	—	1,973	1,973
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,560,000	May 2023	GSI	—	789	789
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,316,000	May 2023	GSI	—	868	868
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	28,539,000	May 2023	GSI	—	2,980	2,980
Receive	Elanco Animal Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,629	May 2023	GSI	—	(744)	(744)
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	176,706	May 2023	GSI	—	5,875	5,875
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	393,907	May 2023	GSI	—	(28,412)	(28,412)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	694,253	May 2023	GSI	—	(50,076)	(50,076)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,108	May 2023	GSI	—	(5,408)	(5,408)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	141,727	May 2023	GSI	—	(10,205)	(10,205)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,390	May 2023	GSI	—	(1,684)	(1,684)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,078,093	May 2023	GSI	—	(141,815)	(141,815)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,863	May 2023	GSI	—	(2,243)	(2,243)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,927,096	May 2023	GSI	—	(131,510)	(131,510)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	759,497	May 2023	GSI	—	(51,833)	(51,833)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	789,138	May 2023	GSI	—	(53,859)	(53,859)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	645,659	May 2023	GSI	—	(44,066)	(44,066)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	693,753	May 2023	GSI	—	(44,228)	(44,228)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	280,225	May 2023	GSI	—	(17,865)	(17,865)
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,631	May 2023	GSI	—	(1,111)	(1,111)
Receive	FedEx Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	439,418	May 2023	GSI	—	(29,025)	(29,025)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	696,612	May 2023	GSI	—	(38,962)	(38,962)
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	512,025	May 2023	GSI	—	(25,809)	(25,809)
Receive	Floor & Decor Holdings, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	126,283	May 2023	GSI	—	(8,757)	(8,757)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	241,769	May 2023	GSI	—	(13,893)	(13,893)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	494,419	May 2023	GSI	—	(28,714)	(28,714)
Receive	Freee KK	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,657,000	May 2023	GSI	—	(4,095)	(4,095)
Receive	Freee KK	1-Month JPY LIBOR + 0.20%	Monthly	JPY	50,403,000	May 2023	GSI	—	(30,884)	(30,884)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	49,818	May 2023	GSI	—	(2,298)	(2,298)
Receive	Gaztransport Et Technigaz SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	159,245	May 2023	GSI	—	(21,320)	(21,320)
Receive	Gaztransport Et Technigaz SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	231,622	May 2023	GSI	—	(31,010)	(31,010)
Receive	Gaztransport Et Technigaz SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	661,389	May 2023	GSI	—	(88,550)	(88,550)
Receive	Gaztransport Et Technigaz SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	71,105	May 2023	GSI	—	(9,520)	(9,520)
Receive	Gaztransport Et Technigaz SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	148,808	May 2023	GSI	—	(19,909)	(19,909)
Receive	Gaztransport Et Technigaz SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	42,304	May 2023	GSI	—	(4,763)	(4,763)
Receive	Generation Bio Company	1-Month USD LIBOR + 0.20%	Monthly	USD	215,991	May 2023	GSI	—	(38,680)	(38,680)
Receive	Generation Bio Company	1-Month USD LIBOR + 0.20%	Monthly	USD	276,604	May 2023	GSI	—	(49,533)	(49,533)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	396,048	May 2023	GSI	—	(5,458)	(5,458)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,062,619	May 2023	GSI	—	(355,465)	(355,465)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	47,652	May 2023	GSI	—	3,074	3,074
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	55,836	May 2023	GSI	—	3,602	3,602
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	81,850	May 2023	GSI	—	5,280	5,280
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	33,492	May 2023	GSI	—	2,163	2,163
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,370	May 2023	GSI	—	(2,480)	(2,480)
Receive	Glaukos Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	469,634	May 2023	GSI	—	8,671	8,671
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	787,169	May 2023	GSI	—	30,267	30,267
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,036	May 2023	GSI	—	$655	$655
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,645	May 2023	GSI	—	2,831	2,831
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,741,697	May 2023	GSI	—	(201,200)	(201,200)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,670,509	May 2023	GSI	—	(419,172)	(419,172)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,957	May 2023	GSI	—	(2,806)	(2,806)
Receive	GMO Financial Gate, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	29,145,000	May 2023	GSI	—	1,848	1,848
Receive	GMO Payment Gateway, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	45,720,000	May 2023	GSI	—	(8,036)	(8,036)
Receive	GMO Payment Gateway, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	19,812,000	May 2023	GSI	—	(3,482)	(3,482)
Receive	Gold Fields, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	783,741	May 2023	GSI	—	(2,817)	(2,817)
Receive	Guangzhou Automobile Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	40,656	May 2023	GSI	—	(806)	(806)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,937,483	May 2023	GSI	—	(169,489)	(169,489)
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,253	May 2023	GSI	—	(368)	(368)
Receive	Hellenic Telecommunications Organization SA	1-Month EUR EURIBOR + 0.70%	Monthly	EUR	1,759,225	May 2023	GSI	—	(164,562)	(164,562)
Receive	Hellenic Telecommunications Organization SA	1-Month EUR EURIBOR + 0.70%	Monthly	EUR	181,116	May 2023	GSI	—	(16,938)	(16,938)
Receive	Heritage Commerce Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	159,012	May 2023	GSI	—	(15,137)	(15,137)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	28,538	May 2023	GSI	—	(2,161)	(2,161)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	33,439	May 2023	GSI	—	(2,532)	(2,532)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	49,028	May 2023	GSI	—	(3,712)	(3,712)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	15,107	May 2023	GSI	—	(1,143)	(1,143)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	808,571	May 2023	GSI	—	26,205	26,205
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,641	May 2023	GSI	—	2,808	2,808
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,799	May 2023	GSI	—	5,439	5,439
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,320	May 2023	GSI	—	756	756
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	95,431	May 2023	GSI	—	(6,413)	(6,413)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	180,578	May 2023	GSI	—	(12,135)	(12,135)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	29,871	May 2023	GSI	—	(1,155)	(1,155)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	83,081	May 2023	GSI	—	(6,456)	(6,456)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	156,661	May 2023	GSI	—	(12,174)	(12,174)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51,484	May 2023	GSI	—	(1,706)	(1,706)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	97,523	May 2023	GSI	—	(3,232)	(3,232)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,821	May 2023	GSI	—	(591)	(591)
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	349,471	May 2023	GSI	—	(9,557)	(9,557)
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	483,214	May 2023	GSI	—	(13,221)	(13,221)
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,761	May 2023	GSI	—	(4,550)	(4,550)
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,652	May 2023	GSI	—	(10,733)	(10,733)
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	134,441	May 2023	GSI	—	(12,808)	(12,808)
Receive	Inari Medical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	519,528	May 2023	GSI	—	(52,638)	(52,638)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	767,711	May 2023	GSI	—	(69,566)	(69,566)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	612,265	May 2023	GSI	—	(55,486)	(55,486)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,054,805	May 2023	GSI	—	(17,555)	(17,555)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	872,450	May 2023	GSI	—	(14,520)	(14,520)
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	988,101	May 2023	GSI	—	(17,379)	(17,379)
Receive	Intuit, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	273,790	May 2023	GSI	—	(19,533)	(19,533)
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	91,836	May 2023	GSI	—	(5,866)	(5,866)
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	172,491	May 2023	GSI	—	(11,017)	(11,017)
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,979	May 2023	GSI	—	(765)	(765)
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,490	May 2023	GSI	—	(1,320)	(1,320)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,745	May 2023	GSI	—	(4,304)	(4,304)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	780,353	May 2023	GSI	—	(62,617)	(62,617)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,947,500	May 2023	GSI	—	$(2,105)	$(2,105)
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	902,000	May 2023	GSI	—	(975)	(975)
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	235,955,000	May 2023	GSI	—	(255,025)	(255,025)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,366	May 2023	GSI	—	(220)	(220)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	652,656	May 2023	GSI	—	(30,957)	(30,957)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	588,206	May 2023	GSI	—	(27,898)	(27,898)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,726,411	May 2023	GSI	—	(79,254)	(79,254)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	976,129	May 2023	GSI	—	(46,296)	(46,296)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	112,815	May 2023	GSI	—	(137)	(137)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	2,250	May 2023	GSI	—	(3)	(3)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	17,010	May 2023	GSI	—	(21)	(21)
Receive	Laboratorios Farmaceuticos Rovi SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	26,342	May 2023	GSI	—	(2,997)	(2,997)
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	484,038	May 2023	GSI	—	4,921	4,921
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	742,532	May 2023	GSI	—	(40,667)	(40,667)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,328	May 2023	GSI	—	26,559	26,559
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,909	May 2023	GSI	—	3,453	3,453
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,644	May 2023	GSI	—	12,330	12,330
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,334	May 2023	GSI	—	8,597	8,597
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,414	May 2023	GSI	—	(939)	(939)
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,139	May 2023	GSI	—	(1,771)	(1,771)
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,068	May 2023	GSI	—	(321)	(321)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	518,109	May 2023	GSI	—	(15,246)	(15,246)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,079,707	May 2023	GSI	—	(31,776)	(31,776)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	809,763	May 2023	GSI	—	(23,832)	(23,832)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	296,631	May 2023	GSI	—	(8,730)	(8,730)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	513,110	May 2023	GSI	—	(15,100)	(15,100)
Receive	Middleby Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,368,228	May 2023	GSI	—	(46,425)	(46,425)
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,523	May 2023	GSI	—	(9,323)	(9,323)
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,562	May 2023	GSI	—	(1,500)	(1,500)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	129,818,980	May 2023	GSI	—	(51,679)	(51,679)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	36,482,650	May 2023	GSI	—	(14,521)	(14,521)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,083,120	May 2023	GSI	—	(13,568)	(13,568)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,949	May 2023	GSI	—	(1,338)	(1,338)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	178,104	May 2023	GSI	—	(7,232)	(7,232)
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	223,509	May 2023	GSI	—	16,444	16,444
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,026	May 2023	GSI	—	7,800	7,800
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,013	May 2023	GSI	—	3,900	3,900
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,013	May 2023	GSI	—	3,900	3,900
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,013	May 2023	GSI	—	3,899	3,899
Receive	Myovant Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,797	May 2023	GSI	—	8,026	8,026
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	283,547	May 2023	GSI	—	24,445	24,445
Receive	Ningbo Joyson Electronic Corp., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	2,118,371	May 2023	GSI	—	(223,127)	(223,127)
Receive	Ningbo Joyson Electronic Corp., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	668,959	May 2023	GSI	—	(70,461)	(70,461)
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,894,900	May 2023	GSI	—	(1,959)	(1,959)
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	879,775	May 2023	GSI	—	(909)	(909)
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	362,738	May 2023	GSI	—	(375)	(375)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	11,181	May 2023	GSI	—	(800)	(800)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	58,229	May 2023	GSI	—	(4,165)	(4,165)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	85,408	May 2023	GSI	—	(6,109)	(6,109)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	893,300	May 2023	GSI	—	(63,896)	(63,896)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	81,021	May 2023	GSI	—	$(5,795)	$(5,795)
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	172,739	May 2023	GSI	—	(28,290)	(28,290)
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	243,948	May 2023	GSI	—	(39,952)	(39,952)
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	154,208	May 2023	GSI	—	(25,255)	(25,255)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,964	May 2023	GSI	—	(2,326)	(2,326)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	67,848	May 2023	GSI	—	(4,388)	(4,388)
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,088,610	May 2023	GSI	—	12,055	12,055
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,497,717	May 2023	GSI	—	16,974	16,974
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,425,147	May 2023	GSI	—	(57,665)	(57,665)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,738,700	May 2023	GSI	—	705	705
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,763,485	May 2023	GSI	—	316	316
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	15,224,300	May 2023	GSI	—	836	836
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	22,370,400	May 2023	GSI	—	1,228	1,228
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,032	May 2023	GSI	—	3,089	3,089
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	77,450	May 2023	GSI	—	5,831	5,831
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,539	May 2023	GSI	—	1,170	1,170
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	255,500	May 2023	GSI	—	(1,494)	(1,494)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	294,840	May 2023	GSI	—	(930)	(930)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	521,352	May 2023	GSI	—	(1,647)	(1,647)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	438,867	May 2023	GSI	—	(1,387)	(1,387)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	343,512	May 2023	GSI	—	(1,083)	(1,083)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	367,965	May 2023	GSI	—	(1,071)	(1,071)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,568	May 2023	GSI	—	(7,860)	(7,860)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	225,416	May 2023	GSI	—	(11,926)	(11,926)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,098	May 2023	GSI	—	(7,359)	(7,359)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,337	May 2023	GSI	—	(4,356)	(4,356)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	620,632	May 2023	GSI	—	(32,841)	(32,841)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	545,172	May 2023	GSI	—	(28,844)	(28,844)
Receive	PPD, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,901	May 2023	GSI	—	(9,284)	(9,284)
Receive	PPD, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,400	May 2023	GSI	—	(2,004)	(2,004)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	92,294	May 2023	GSI	—	(8,993)	(8,993)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,306	May 2023	GSI	—	(2,660)	(2,660)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	9,817	May 2023	GSI	—	(1,702)	(1,702)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	169,324	May 2023	GSI	—	(40,518)	(40,518)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	673,132	May 2023	GSI	—	(161,076)	(161,076)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,634	May 2023	GSI	—	(346)	(346)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	121,436	May 2023	GSI	—	(1,579)	(1,579)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,531	May 2023	GSI	—	(137)	(137)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	259,812	May 2023	GSI	—	(35,561)	(35,561)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,429	May 2023	GSI	—	(3,477)	(3,477)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	119,299	May 2023	GSI	—	(8,466)	(8,466)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	405,076	May 2023	GSI	—	(28,746)	(28,746)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,268	May 2023	GSI	—	(1,154)	(1,154)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,157	May 2023	GSI	—	(3,532)	(3,532)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	129,241	May 2023	GSI	—	(11,695)	(11,695)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	430,455	May 2023	GSI	—	(38,951)	(38,951)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	623,443	May 2023	GSI	—	(56,414)	(56,414)
Receive	Richter Gedeon Nyrt	Fixed 0.80%	Monthly	HUF	6,676,560	May 2023	GSI	—	1,155	1,155
Receive	Rigel Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,865	May 2023	GSI	—	(923)	(923)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	158,312	May 2023	GSI	—	(3,509)	(3,509)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	506,475	May 2023	GSI	—	(11,225)	(11,225)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Seacoast Banking Corp. of Florida	1-Month USD LIBOR + 0.20%	Monthly	USD	585,677	May 2023	GSI	—	$(51,942)	$(51,942)
Receive	Seacoast Banking Corp. of Florida	1-Month USD LIBOR + 0.20%	Monthly	USD	261,767	May 2023	GSI	—	(23,215)	(23,215)
Receive	Seacoast Banking Corp. of Florida	1-Month USD LIBOR + 0.20%	Monthly	USD	395,173	May 2023	GSI	—	(35,047)	(35,047)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	77,656	May 2023	GSI	—	(10,805)	(10,805)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	114,480	May 2023	GSI	—	(15,929)	(15,929)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	419,760	May 2023	GSI	—	(58,406)	(58,406)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,160	May 2023	GSI	—	(5,310)	(5,310)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	228,371	May 2023	GSI	—	(15,968)	(15,968)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	97,951	May 2023	GSI	—	(6,849)	(6,849)
Receive	Shenzhen Airport Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	12,777	May 2023	GSI	—	(190)	(190)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	8,960	May 2023	GSI	—	(935)	(935)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	673,626	May 2023	GSI	—	(49,627)	(49,627)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	124,981	May 2023	GSI	—	(9,208)	(9,208)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	74,256	May 2023	GSI	—	(5,471)	(5,471)
Receive	STMicroelectronics NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,307,572	May 2023	GSI	—	(10,894)	(10,894)
Receive	Suncor Energy, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,293	May 2023	GSI	—	(7,409)	(7,409)
Receive	Sushiro Global Holdings, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	98,514,920	May 2023	GSI	—	(64,607)	(64,607)
Receive	Sushiro Global Holdings, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	90,598,060	May 2023	GSI	—	(59,415)	(59,415)
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,916	May 2023	GSI	—	1	1
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	101,626	May 2023	GSI	—	2	2
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,822	May 2023	GSI	—	—	—
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	9,860	May 2023	GSI	—	(400)	(400)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,262	May 2023	GSI	—	(1,727)	(1,727)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	189,566	May 2023	GSI	—	(7,565)	(7,565)
Receive	Tetra Tech, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,364,518	May 2023	GSI	—	(143,442)	(143,442)
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	962,199	May 2023	GSI	—	(6,266)	(6,266)
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	513,849	May 2023	GSI	—	(3,346)	(3,346)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,471	May 2023	GSI	—	378	378
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	215,255	May 2023	GSI	—	(16,447)	(16,447)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,895	May 2023	GSI	—	(8,014)	(8,014)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,438	May 2023	GSI	—	(4,006)	(4,006)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,902	May 2023	GSI	—	(4,424)	(4,424)
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	477,659	May 2023	GSI	—	59,330	59,330
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	482,950	May 2023	GSI	—	59,987	59,987
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	498,929	May 2023	GSI	—	61,971	61,971
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,815,956	May 2023	GSI	—	(415,066)	(415,066)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,616	May 2023	GSI	—	(2,134)	(2,134)
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	150,444	May 2023	GSI	—	81	81
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	150,959	May 2023	GSI	—	81	81
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	227,269	May 2023	GSI	—	121	121
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	143,108	May 2023	GSI	—	(8,094)	(8,094)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	95,494	May 2023	GSI	—	(5,401)	(5,401)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	50,396	May 2023	GSI	—	(1,068)	(1,068)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	59,013	May 2023	GSI	—	(1,251)	(1,251)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	86,605	May 2023	GSI	—	(1,835)	(1,835)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	170,511	May 2023	GSI	—	(3,614)	(3,614)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	625,905	May 2023	GSI	—	(13,264)	(13,264)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	36,992	May 2023	GSI	—	(784)	(784)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	193,313	May 2023	GSI	—	(9,528)	(9,528)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,303,721	May 2023	GSI	—	$(64,621)	$(64,621)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,144	May 2023	GSI	—	2,550	2,550
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,170	May 2023	GSI	—	1,932	1,932
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,624	May 2023	GSI	—	1,030	1,030
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,106	May 2023	GSI	—	3,478	3,478
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,466	May 2023	GSI	—	1,331	1,331
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,641	May 2023	GSI	—	3,139	3,139
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,796	May 2023	GSI	—	2,405	2,405
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	64,246	May 2023	GSI	—	2,995	2,995
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	121,232	May 2023	GSI	—	5,651	5,651
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,944	May 2023	GSI	—	(1,612)	(1,612)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	130,185	May 2023	GSI	—	(4,203)	(4,203)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	378,720	May 2023	GSI	—	(12,228)	(12,228)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,340	May 2023	GSI	—	(1,528)	(1,528)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,270,036	May 2023	GSI	—	(50,373)	(50,373)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,967	May 2023	GSI	—	(2,537)	(2,537)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	603,924	May 2023	GSI	—	(26,707)	(26,707)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	616,903	May 2023	GSI	—	(27,302)	(27,302)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	453,032	May 2023	GSI	—	(20,037)	(20,037)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	488,046	May 2023	GSI	—	(21,584)	(21,584)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	655,268	May 2023	GSI	—	(28,981)	(28,981)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	948,741	May 2023	GSI	—	(55,675)	(55,675)
Receive	Zai Lab, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	91,637	May 2023	GSI	—	(15,133)	(15,133)
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	25,265	May 2023	GSI	—	(4,561)	(4,561)
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	13,298	May 2023	GSI	—	(2,401)	(2,401)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	329,503	May 2023	GSI	—	(28,409)	(28,409)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	494,592	May 2023	GSI	—	(42,644)	(42,644)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	1,017,226	May 2023	JPM	—	120,591	120,591
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	687,810	May 2023	JPM	—	2,357	2,357
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	150,541	May 2023	JPM	—	501	501
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,666	May 2023	JPM	—	39	39
Receive	Adobe, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	345,811	May 2023	JPM	—	(19,246)	(19,246)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	466,633	May 2023	JPM	—	(35,973)	(35,973)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	909,888	May 2023	JPM	—	(70,144)	(70,144)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	641,597	May 2023	JPM	—	(49,461)	(49,461)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	154,955	May 2023	JPM	—	(21,937)	(21,937)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,574,905	May 2023	JPM	—	9,559	9,559
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,828	May 2023	JPM	—	8,725	8,725
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	690,260	May 2023	JPM	—	41,584	41,584
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,070	May 2023	JPM	—	1,089	1,089
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	110,725	May 2023	JPM	—	6,674	6,674
Receive	AIA Group, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	383,545	May 2023	JPM	—	(2,520)	(2,520)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,006,200	May 2023	JPM	—	33,456	33,456
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,434,179	May 2023	JPM	—	47,685	47,685
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	9,083,621	May 2023	JPM	—	302,017	302,017
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	263,418	May 2023	JPM	—	8,760	8,760
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	619	May 2023	JPM	—	4	4
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	45,952	May 2023	JPM	—	297	297
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	184,878	May 2023	JPM	—	1,196	1,196
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	299,303	May 2023	JPM	—	(1,486)	(1,486)
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	14,751,493	May 2023	JPM	—	(72,593)	(72,593)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	4,729,766	May 2023	JPM	—	$(23,274)	$(23,274)
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	860,054	May 2023	JPM	—	(29,099)	(29,099)
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,246,589	May 2023	JPM	—	(42,180)	(42,180)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	216,486	May 2023	JPM	—	26,782	26,782
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,842	May 2023	JPM	—	5,920	5,920
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	897,758	May 2023	JPM	—	162,100	162,100
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,690,117	May 2023	JPM	—	134,352	134,352
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	669,919	May 2023	JPM	—	33,458	33,458
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,968,269	May 2023	JPM	—	160,974	160,974
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,851,251	May 2023	JPM	—	(23,748)	(23,748)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	188,692	May 2023	JPM	—	(1,698)	(1,698)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,322,586	May 2023	JPM	—	(11,900)	(11,900)
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	419,024	May 2023	JPM	—	(7,091)	(7,091)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,600	May 2023	JPM	—	(557)	(557)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,889	May 2023	JPM	—	(1,400)	(1,400)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,562	May 2023	JPM	—	(895)	(895)
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	15,530	May 2023	JPM	—	(703)	(703)
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	8,742	May 2023	JPM	—	(396)	(396)
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	8,416	May 2023	JPM	—	(381)	(381)
Receive	Angang Steel Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	233,464	May 2023	JPM	—	(1,863)	(1,863)
Receive	Angang Steel Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	2,043,841	May 2023	JPM	—	(16,313)	(16,313)
Receive	Angang Steel Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,382,469	May 2023	JPM	—	(11,035)	(11,035)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,786,302	May 2023	JPM	—	(102,968)	(102,968)
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,632,619	May 2023	JPM	—	(169,506)	(169,506)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,131	May 2023	JPM	—	(481)	(481)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	260,563	May 2023	JPM	—	(5,652)	(5,652)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	722,340	May 2023	JPM	—	(15,669)	(15,669)
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	1,713,170	May 2023	JPM	—	97,231	97,231
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	783,813	May 2023	JPM	—	44,485	44,485
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	268,346	May 2023	JPM	—	15,230	15,230
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	121,220	May 2023	JPM	—	17,602	17,602
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,301,849	May 2023	JPM	—	5,826	5,826
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	29,110,073	May 2023	JPM	—	20,425	20,425
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	45,511,979	May 2023	JPM	—	31,933	31,933
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,944,403	May 2023	JPM	—	2,768	2,768
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,395,772	May 2023	JPM	—	(34,184)	(34,184)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	123,900	May 2023	JPM	—	3,030	3,030
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	365,223	May 2023	JPM	—	8,934	8,934
Receive	AXA SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	187,772	May 2023	JPM	—	(13,252)	(13,252)
Receive	Baoshan Iron & Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	14,178	May 2023	JPM	—	1,450	1,450
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,142	May 2023	JPM	—	(224)	(224)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	579,099	May 2023	JPM	—	(31,436)	(31,436)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,579,481	May 2023	JPM	—	67,333	67,333
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	870,823	May 2023	JPM	—	37,123	37,123
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	257,808	May 2023	JPM	—	10,988	10,988
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	730,748	May 2023	JPM	—	31,151	31,151
Receive	BioAtla, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	921,714	May 2023	JPM	—	324,323	324,323
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	971,269	May 2023	JPM	—	142,556	142,556
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	928,890	May 2023	JPM	—	136,336	136,336
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,917	May 2023	JPM	—	$10,849	$10,849
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	352,901	May 2023	JPM	—	15,133	15,133
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	898,590	May 2023	JPM	—	38,620	38,620
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,310	May 2023	JPM	—	1,475	1,475
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	372,185	May 2023	JPM	—	(8,304)	(8,304)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	160,906	May 2023	JPM	—	(3,590)	(3,590)
Receive	BPER Banca	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	432,080	May 2023	JPM	—	16,186	16,186
Receive	BPER Banca	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	221,458	May 2023	JPM	—	8,296	8,296
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,193,984	May 2023	JPM	—	9,866	9,866
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	136,348	May 2023	JPM	—	1,127	1,127
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,455	May 2023	JPM	—	(13,635)	(13,635)
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,395,557	May 2023	JPM	—	(113,628)	(113,628)
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	111,166	May 2023	JPM	—	(3,942)	(3,942)
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,215,516	May 2023	JPM	—	(65,411)	(65,411)
Receive	Chubb, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	797,652	May 2023	JPM	—	(18,281)	(18,281)
Receive	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	1,530,965	May 2023	JPM	—	(124,942)	(124,942)
Receive	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	454	May 2023	JPM	—	(37)	(37)
Receive	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	384,544	May 2023	JPM	—	(31,385)	(31,385)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	683,556	May 2023	JPM	—	(14,746)	(14,746)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	408,525	May 2023	JPM	—	(8,813)	(8,813)
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	30,187	May 2023	JPM	—	(1,365)	(1,365)
Receive	Covestro AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,328,853	May 2023	JPM	—	55,607	55,607
Receive	Covestro AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	653,509	May 2023	JPM	—	23,342	23,342
Receive	Credit Agricole SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	670,226	May 2023	JPM	—	(69,399)	(69,399)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	270,472	May 2023	JPM	—	(228)	(228)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	13,151,970	May 2023	JPM	—	(5,197)	(5,197)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	21,639,150	May 2023	JPM	—	(8,551)	(8,551)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	37,886,940	May 2023	JPM	—	(14,973)	(14,973)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	37,886,940	May 2023	JPM	—	(14,973)	(14,973)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,040,000	May 2023	JPM	$4,472	(10,021)	(5,549)
Receive	Daiwa House Industry Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	839,860	May 2023	JPM	—	(94)	(94)
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	748,194	May 2023	JPM	—	12,198	12,198
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	696,569	May 2023	JPM	—	11,363	11,363
Receive	DNB ASA	1-Month NOK NIBOR + 0.20%	Monthly	NOK	2,652,549	May 2023	JPM	—	11,671	11,671
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	3,300,893	May 2023	JPM	—	(32,390)	(32,390)
Receive	Edenred	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	765,920	May 2023	JPM	—	(42,969)	(42,969)
Receive	Edenred	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	187,431	May 2023	JPM	—	(10,515)	(10,515)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	436,363	May 2023	JPM	—	(29,014)	(29,014)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,250,260	May 2023	JPM	—	5,382	5,382
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	290,695	May 2023	JPM	—	3,718	3,718
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	321,220	May 2023	JPM	—	4,198	4,198
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,159,583	May 2023	JPM	—	290,106	290,106
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,819,541	May 2023	JPM	—	455,232	455,232
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,817	May 2023	JPM	—	(955)	(955)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	267,531	May 2023	JPM	—	(6,755)	(6,755)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	8,326	May 2023	JPM	—	$164	$164
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	14,810	May 2023	JPM	—	292	292
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,410,399	May 2023	JPM	—	(66,373)	(66,373)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	395,616	May 2023	JPM	—	(18,547)	(18,547)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	352,803	May 2023	JPM	—	(16,540)	(16,540)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	417,643	May 2023	JPM	—	(45,500)	(45,500)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	176,248	May 2023	JPM	—	(19,202)	(19,202)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	362,065	May 2023	JPM	—	(35,104)	(35,104)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	327,622	May 2023	JPM	—	(31,765)	(31,765)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	724,814	May 2023	JPM	—	(70,277)	(70,277)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	301,653	May 2023	JPM	—	(29,247)	(29,247)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	132,853	May 2023	JPM	—	(12,882)	(12,882)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	314,091	May 2023	JPM	—	(30,454)	(30,454)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	178,890	May 2023	JPM	—	(16,289)	(16,289)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	327,075	May 2023	JPM	—	(29,783)	(29,783)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	181,293	May 2023	JPM	—	(16,508)	(16,508)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	251,514	May 2023	JPM	—	(22,903)	(22,903)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	5,840	May 2023	JPM	—	535	535
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	245,200	May 2023	JPM	—	22,466	22,466
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	848,220	May 2023	JPM	—	(4,482)	(4,482)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	341,820	May 2023	JPM	—	(1,806)	(1,806)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	385,461	May 2023	JPM	—	(54,223)	(54,223)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	700,894	May 2023	JPM	—	(98,595)	(98,595)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,672	May 2023	JPM	—	(26,261)	(26,261)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,878	May 2023	JPM	—	(26,288)	(26,288)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	491,632	May 2023	JPM	—	(69,156)	(69,156)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	631,875	May 2023	JPM	—	(49,252)	(49,252)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	562,669	May 2023	JPM	—	(26,253)	(26,253)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,327,887	May 2023	JPM	—	(61,635)	(61,635)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	829,010	May 2023	JPM	—	(15,543)	(15,543)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	523,731	May 2023	JPM	—	(9,818)	(9,818)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	620,427	May 2023	JPM	—	(11,633)	(11,633)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,163,667	May 2023	JPM	—	(26,533)	(26,533)
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	955,903	May 2023	JPM	—	(14,880)	(14,880)
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	732,702	May 2023	JPM	—	123,408	123,408
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,247	May 2023	JPM	—	8,463	8,463
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	94,840	May 2023	JPM	—	15,974	15,974
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,607	May 2023	JPM	—	1,618	1,618
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	457,564	May 2023	JPM	—	22,223	22,223
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	91,452	May 2023	JPM	—	4,442	4,442
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	366,112	May 2023	JPM	—	17,781	17,781
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	37,215	May 2023	JPM	—	1,007	1,007
Receive	HubSpot, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	488,234	May 2023	JPM	—	(12,674)	(12,674)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,391,899	May 2023	JPM	—	(170,786)	(170,786)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	671,418	May 2023	JPM	—	(48,002)	(48,002)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	23,628	May 2023	JPM	—	(2,989)	(2,989)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,094,967	May 2023	JPM	—	(41,169)	(41,169)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	197,412	May 2023	JPM	—	$(7,423)	$(7,423)
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,238	May 2023	JPM	—	(9,152)	(9,152)
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,030,701	May 2023	JPM	—	64,652	64,652
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	393,552	May 2023	JPM	—	24,690	24,690
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	901,893	May 2023	JPM	—	40,541	40,541
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	259,070	May 2023	JPM	—	11,637	11,637
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	791,452	May 2023	JPM	—	(59,016)	(59,016)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,920	May 2023	JPM	—	(200)	(200)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	10,204,418	May 2023	JPM	—	(519,537)	(519,537)
Receive	Integra LifeSciences Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	862,377	May 2023	JPM	—	30,213	30,213
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	674,632	May 2023	JPM	—	(48,267)	(48,267)
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	2,234,005	May 2023	JPM	—	(10,559)	(10,559)
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	594,781	May 2023	JPM	—	(12,836)	(12,836)
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	286,384	May 2023	JPM	—	(5,775)	(5,775)
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	426,334	May 2023	JPM	—	(10,057)	(10,057)
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	373,342	May 2023	JPM	—	23,525	23,525
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,401	May 2023	JPM	—	399	399
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	212,020	May 2023	JPM	—	12,237	12,237
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,525	May 2023	JPM	—	6,660	6,660
Receive	Karuna Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,783	May 2023	JPM	—	(247)	(247)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	70,886	May 2023	JPM	$(2)	8,076	8,074
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,848	May 2023	JPM	—	(826)	(826)
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	863,723	May 2023	JPM	—	83,075	83,075
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	1,601,969	May 2023	JPM	—	154,089	154,089
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	29,229	May 2023	JPM	—	2,811	2,811
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	813,229	May 2023	JPM	—	1,188	1,188
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,732	May 2023	JPM	—	9,159	9,159
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	115,916	May 2023	JPM	—	4,010	4,010
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,332,972	May 2023	JPM	—	174,911	174,911
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	91,548	May 2023	JPM	—	1,099	1,099
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	585,544	May 2023	JPM	—	16,895	16,895
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	266,032	May 2023	JPM	—	24,987	24,987
Receive	Marathon Petroleum Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,810,249	May 2023	JPM	—	45,519	45,519
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	527,518	May 2023	JPM	—	(36,731)	(36,731)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	150,440	May 2023	JPM	—	(10,552)	(10,552)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	445,910	May 2023	JPM	—	(31,052)	(31,052)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	313,054	May 2023	JPM	—	(21,797)	(21,797)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	92,995	May 2023	JPM	—	9,299	9,299
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,391,371	May 2023	JPM	—	139,134	139,134
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	454,325	May 2023	JPM	—	45,430	45,430
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,543,888	May 2023	JPM	—	36,609	36,609
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	530,931	May 2023	JPM	—	6,819	6,819
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	608,081	May 2023	JPM	—	14,355	14,355
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	21,849	May 2023	JPM	—	516	516
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	3,253	May 2023	JPM	—	77	77
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	18,190	May 2023	JPM	—	429	429
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	19,538	May 2023	JPM	—	461	461
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	2,333	May 2023	JPM	—	55	55
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	35,503	May 2023	JPM	—	838	838
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	128,443	May 2023	JPM	—	3,032	3,032
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	86,841	May 2023	JPM	—	2,050	2,050
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	86,456	May 2023	JPM	—	$2,041	$2,041
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	56,496	May 2023	JPM	—	1,334	1,334
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	41,195	May 2023	JPM	—	973	973
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	80,678	May 2023	JPM	—	1,905	1,905
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	93,539	May 2023	JPM	—	2,208	2,208
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	217,030	May 2023	JPM	—	(2,415)	(2,415)
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	3,876,435	May 2023	JPM	—	8,464	8,464
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	1,372,463	May 2023	JPM	—	2,997	2,997
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	2,120,762	May 2023	JPM	—	4,630	4,630
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	2,168,925	May 2023	JPM	—	4,735	4,735
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	3,596,938	May 2023	JPM	—	7,853	7,853
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	2,150,245	May 2023	JPM	—	4,695	4,695
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	2,300,239	May 2023	JPM	—	5,022	5,022
Receive	Moneta Money Bank AS	Fixed 0.75%	Monthly	CZK	8,126,462	May 2023	JPM	—	17,743	17,743
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	263,114	May 2023	JPM	—	10,335	10,335
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	617,914	May 2023	JPM	—	9,289	9,289
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	278,134	May 2023	JPM	—	4,181	4,181
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	83,442	May 2023	JPM	—	1,254	1,254
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,617	May 2023	JPM	—	836	836
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	411,081	May 2023	JPM	—	(13,741)	(13,741)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	629,783	May 2023	JPM	—	(21,046)	(21,046)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	324,324	May 2023	JPM	—	(10,839)	(10,839)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,739	May 2023	JPM	—	(526)	(526)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	379,878	May 2023	JPM	—	(19,996)	(19,996)
Receive	Novavax, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	421,859	May 2023	JPM	—	—	—
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	140,417	May 2023	JPM	—	(10,077)	(10,077)
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2,764,624	May 2023	JPM	—	25,908	25,908
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2,616,603	May 2023	JPM	—	24,521	24,521
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	6,371,447	May 2023	JPM	—	59,708	59,708
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	16,341	May 2023	JPM	—	153	153
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	6,492,853	May 2023	JPM	—	60,846	60,846
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	733,619	May 2023	JPM	—	6,875	6,875
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,080,093	May 2023	JPM	—	1,407	1,407
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,822,913	May 2023	JPM	—	(7,994)	(7,994)
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	428,082	May 2023	JPM	—	178,332	178,332
Receive	Perficient, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	380,920	May 2023	JPM	—	(5,313)	(5,313)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,473,840	May 2023	JPM	—	(35,870)	(35,870)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,464,282	May 2023	JPM	—	(35,826)	(35,826)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	400,945	May 2023	JPM	—	(9,758)	(9,758)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	400,871	May 2023	JPM	—	(9,756)	(9,756)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	836,217	May 2023	JPM	—	(20,351)	(20,351)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	683,701	May 2023	JPM	—	(16,701)	(16,701)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	297,520	May 2023	JPM	—	(7,271)	(7,271)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	566,272	May 2023	JPM	—	14,714	14,714
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	600,758	May 2023	JPM	—	(2,568)	(2,568)
Receive	Quest Diagnostics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	777,432	May 2023	JPM	—	50,714	50,714
Receive	Quest Diagnostics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,617	May 2023	JPM	—	627	627
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	905,965	May 2023	JPM	—	231,469	231,469
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,792	May 2023	JPM	—	2,757	2,757
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	339,528	May 2023	JPM	—	33,646	33,646
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,636	May 2023	JPM	—	61	61
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	488,285	May 2023	JPM	—	$20,480	$20,480
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	178,765	May 2023	JPM	—	(28,365)	(28,365)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	60,856	May 2023	JPM	—	(3,912)	(3,912)
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,490	May 2023	JPM	—	(798)	(798)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,594,515	May 2023	JPM	—	6,593	6,593
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	41,866,500	May 2023	JPM	—	18,912	18,912
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	53,456,910	May 2023	JPM	—	24,147	24,147
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,073,020	May 2023	JPM	—	6,357	6,357
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	2,930,655	May 2023	JPM	—	1,324	1,324
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,381,510	May 2023	JPM	—	6,496	6,496
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	49,843,170	May 2023	JPM	—	22,515	22,515
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	26,302,445	May 2023	JPM	—	11,881	11,881
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,097,430	May 2023	JPM	—	2,303	2,303
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,618,925	May 2023	JPM	—	2,538	2,538
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	10,415,210	May 2023	JPM	—	4,705	4,705
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	13,338,520	May 2023	JPM	—	6,025	6,025
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	4,157,270	May 2023	JPM	—	1,878	1,878
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,778,140	May 2023	JPM	—	6,676	6,676
Receive	Rigel Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	704,983	May 2023	JPM	—	47,453	47,453
Receive	Royalty Pharma PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	61,236	May 2023	JPM	—	(2,441)	(2,441)
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	147,246	May 2023	JPM	—	(18,882)	(18,882)
Receive	Sarepta Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,956	May 2023	JPM	—	(32,352)	(32,352)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	617,854	May 2023	JPM	—	51,045	51,045
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	289,937	May 2023	JPM	—	23,956	23,956
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	441,860	May 2023	JPM	—	36,506	36,506
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	366,817	May 2023	JPM	—	(9,984)	(9,984)
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,155,570	May 2023	JPM	—	60,138	60,138
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	671,991	May 2023	JPM	—	34,972	34,972
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	997,295	May 2023	JPM	—	51,898	51,898
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	250,914	May 2023	JPM	—	(2,602)	(2,602)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	982,871	May 2023	JPM	—	(59,223)	(59,223)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	234,735	May 2023	JPM	—	(21,411)	(21,411)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	327,171	May 2023	JPM	—	(32,231)	(32,231)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	76,920	May 2023	JPM	—	(5,013)	(5,013)
Receive	StepStone Group, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	834,530	May 2023	JPM	—	(44,949)	(44,949)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	182,585	May 2023	JPM	—	(24,471)	(24,471)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	667,018	May 2023	JPM	—	(88,523)	(88,523)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	675,886	May 2023	JPM	—	(89,701)	(89,701)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	326,464	May 2023	JPM	—	(43,327)	(43,327)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	307,236	May 2023	JPM	—	(40,776)	(40,776)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	424,428	May 2023	JPM	—	(56,326)	(56,326)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	935,096	May 2023	JPM	—	82,314	82,314
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,248	May 2023	JPM	—	902	902
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	453,287	May 2023	JPM	—	(25,914)	(25,914)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,058,336	May 2023	JPM	—	(60,508)	(60,508)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,652,779	May 2023	JPM	—	178,536	178,536
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	596,672	May 2023	JPM	—	40,078	40,078
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,037,130	May 2023	JPM	—	69,667	69,667
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	682,504	May 2023	JPM	—	182,453	182,453
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,101	May 2023	JPM	—	2,796	2,796
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,349	May 2023	JPM	—	931	931
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	2,332,008	May 2023	JPM	—	$(213,564)	$(213,564)
Receive	TriState Capital Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,262	May 2023	JPM	—	(2,134)	(2,134)
Receive	TriState Capital Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	226,328	May 2023	JPM	—	—	—
Receive	United Community Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	392,240	May 2023	JPM	—	19,950	19,950
Receive	United Community Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,879	May 2023	JPM	—	(841)	(841)
Receive	United Community Banks, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	956,040	May 2023	JPM	—	(33,243)	(33,243)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,350,846	May 2023	JPM	—	(77,048)	(77,048)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	899,928	May 2023	JPM	—	(29,524)	(29,524)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	369,970	May 2023	JPM	—	(12,124)	(12,124)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,108,532	May 2023	JPM	—	(36,338)	(36,338)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	242,050	May 2023	JPM	—	(7,933)	(7,933)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,248,176	May 2023	JPM	—	(40,903)	(40,903)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,870	May 2023	JPM	—	10,606	10,606
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,977	May 2023	JPM	—	970	970
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,219	May 2023	JPM	—	542	542
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,453	May 2023	JPM	—	(1,446)	(1,446)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,153	May 2023	JPM	—	(87)	(87)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,804	May 2023	JPM	—	1,612	1,612
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	497,162	May 2023	JPM	—	971	971
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	274,296	May 2023	JPM	—	527	527
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,086,898	May 2023	JPM	—	2,088	2,088
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,218	May 2023	JPM	—	(1,491)	(1,491)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,998	May 2023	JPM	—	(5,479)	(5,479)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,499	May 2023	JPM	—	(3,109)	(3,109)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,286	May 2023	JPM	—	(2,542)	(2,542)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,973	May 2023	JPM	—	(1,106)	(1,106)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,419	May 2023	JPM	—	(5,443)	(5,443)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,200	May 2023	JPM	—	(1,490)	(1,490)
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	847,128	May 2023	JPM	—	(38,735)	(38,735)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	481,848	May 2023	JPM	—	67,490	67,490
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,297,926	May 2023	JPM	—	(156,156)	(156,156)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	373,647	May 2023	JPM	—	3,510	3,510
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	288,461	May 2023	JPM	—	2,712	2,712
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	542,871	May 2023	JPM	—	7,009	7,009
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	131,939	May 2023	JPM	—	(19,999)	(19,999)
Receive	XP, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	628,297	May 2023	JPM	—	75,690	75,690
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	21,697	May 2023	JPM	—	(3,149)	(3,149)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	10,625	May 2023	JPM	—	(1,542)	(1,542)
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,189,515	May 2023	JPM	—	37,965	37,965
Receive	2U, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,919	May 2023	MSI	—	(2,382)	(2,382)
Receive	2U, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	703,810	May 2023	MSI	—	(28,950)	(28,950)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	1,598,268	May 2023	MSI	—	176,043	176,043
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	574,085	May 2023	MSI	—	63,328	63,328
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	52,088	May 2023	MSI	—	5,746	5,746
Receive	Adobe, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	573,974	May 2023	MSI	—	801	801
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	339,079	May 2023	MSI	—	(9,916)	(9,916)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,386,930	May 2023	MSI	—	(160,100)	(160,100)
Receive	Akero Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,410	May 2023	MSI	—	244	244
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	933,661	May 2023	MSI	—	(68,998)	(68,998)
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	597,860	May 2023	MSI	—	(44,177)	(44,177)
Receive	Aligos Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,421	May 2023	MSI	—	(12,388)	(12,388)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	152,697	May 2023	MSI	—	$(9,868)	$(9,868)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	609,839	May 2023	MSI	—	(5,217)	(5,217)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,405	May 2023	MSI	—	(152)	(152)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	47,579	May 2023	MSI	—	(4,548)	(4,548)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	718,675	May 2023	MSI	—	(68,703)	(68,703)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,148,867	May 2023	MSI	—	66,200	66,200
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,957,393	May 2023	MSI	—	112,737	112,737
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	497,484	May 2023	MSI	—	(20,574)	(20,574)
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	350,710	May 2023	MSI	—	20,070	20,070
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	561,822	May 2023	MSI	—	(13,588)	(13,588)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,114,093	May 2023	MSI	—	(105,579)	(105,579)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	36,233	May 2023	MSI	—	(3,276)	(3,276)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	761,538	May 2023	MSI	—	(68,771)	(68,771)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,927	May 2023	MSI	—	(3,154)	(3,154)
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	417,737	May 2023	MSI	—	(39,544)	(39,544)
Receive	Archer-Daniels-Midland Company	1-Month USD LIBOR + 0.20%	Monthly	USD	945,342	May 2023	MSI	—	(39,765)	(39,765)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	44,114	May 2023	MSI	—	(3,440)	(3,440)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,206	May 2023	MSI	—	(1,576)	(1,576)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	78,005	May 2023	MSI	—	(6,077)	(6,077)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	71,240	May 2023	MSI	—	292	292
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,427,211	May 2023	MSI	—	5,845	5,845
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	304,368	May 2023	MSI	—	3,809	3,809
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,513,773	May 2023	MSI	—	(108,080)	(108,080)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	478,296	May 2023	MSI	—	(8,864)	(8,864)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	103,783	May 2023	MSI	—	(1,923)	(1,923)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,506,708	May 2023	MSI	—	(28,009)	(28,009)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	258,128	May 2023	MSI	—	(4,746)	(4,746)
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	276,433	May 2023	MSI	—	10,138	10,138
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	449,481	May 2023	MSI	—	(61,532)	(61,532)
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	75,300	May 2023	MSI	—	(10,309)	(10,309)
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	200,554	May 2023	MSI	—	(19,748)	(19,748)
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	87,650	May 2023	MSI	—	(8,631)	(8,631)
Receive	Baidu, Inc., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	23,887	May 2023	MSI	—	(388)	(388)
Receive	Baidu, Inc., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	26,515	May 2023	MSI	—	(430)	(430)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,147,473	May 2023	MSI	—	(37,788)	(37,788)
Receive	Baoshan Iron & Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	1,545,410	May 2023	MSI	—	56,186	56,186
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	583,644	May 2023	MSI	—	(58,393)	(58,393)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	186,282	May 2023	MSI	—	(18,640)	(18,640)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	62,605	May 2023	MSI	—	(6,264)	(6,264)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	287,322	May 2023	MSI	—	(28,746)	(28,746)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	324,264	May 2023	MSI	—	(32,442)	(32,442)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,690	May 2023	MSI	—	(792)	(792)
Receive	Beazley PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	219,283	May 2023	MSI	—	(32,710)	(32,710)
Receive	Beazley PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	652,648	May 2023	MSI	—	(97,356)	(97,356)
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	456,647	May 2023	MSI	—	68,946	68,946
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	61,360	May 2023	MSI	—	9,265	9,265
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	219,130	May 2023	MSI	—	33,086	33,086
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,127	May 2023	MSI	—	(731)	(731)
Receive	Black Diamond Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,829	May 2023	MSI	—	(228)	(228)
Receive	Black Diamond Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,136	May 2023	MSI	—	(2,673)	(2,673)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	22,173	May 2023	MSI	—	$(529)	$(529)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	653,001	May 2023	MSI	—	(27,553)	(27,553)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	706,930	May 2023	MSI	—	(29,838)	(29,838)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,871	May 2023	MSI	—	(1,594)	(1,594)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,297	May 2023	MSI	—	(1,275)	(1,275)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	51,443	May 2023	MSI	—	(1,266)	(1,266)
Receive	Celldex Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	738,748	May 2023	MSI	—	60,630	60,630
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	322,753	May 2023	MSI	—	14,547	14,547
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	84,776	May 2023	MSI	—	3,821	3,821
Receive	Centene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	815,361	May 2023	MSI	—	(47,111)	(47,111)
Receive	Centene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,931	May 2023	MSI	—	(1,845)	(1,845)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	95,912	May 2023	MSI	—	(2,473)	(2,473)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,015	May 2023	MSI	—	(3,713)	(3,713)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,015	May 2023	MSI	—	(3,713)	(3,713)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,015	May 2023	MSI	—	(3,713)	(3,713)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,684	May 2023	MSI	—	(1,487)	(1,487)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,331	May 2023	MSI	—	(2,226)	(2,226)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	287,835	May 2023	MSI	—	(7,423)	(7,423)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	550,738	May 2023	MSI	—	(14,200)	(14,200)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	469,083	May 2023	MSI	—	(13,439)	(13,439)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	916,341	May 2023	MSI	—	(26,253)	(26,253)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	539,373	May 2023	MSI	—	(15,455)	(15,455)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	170,751	May 2023	MSI	—	(4,892)	(4,892)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	137,692	May 2023	MSI	—	(3,945)	(3,945)
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	26,078	May 2023	MSI	—	(747)	(747)
Receive	Constellation Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,122	May 2023	MSI	—	1,371	1,371
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	63,175	May 2023	MSI	—	3,390	3,390
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	108,422	May 2023	MSI	—	5,828	5,828
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,276	May 2023	MSI	—	5,875	5,875
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	24,453	May 2023	MSI	—	(727)	(727)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	257,794	May 2023	MSI	—	(7,662)	(7,662)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	85,378	May 2023	MSI	—	(2,537)	(2,537)
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	85,375	May 2023	MSI	—	(2,537)	(2,537)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	268,417	May 2023	MSI	—	10,020	10,020
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	744,528	May 2023	MSI	—	43,325	43,325
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	502,313	May 2023	MSI	—	(1,951)	(1,951)
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	3,145,600	May 2023	MSI	—	(12,220)	(12,220)
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	3,191,801	May 2023	MSI	—	(12,399)	(12,399)
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	3,190,818	May 2023	MSI	—	(12,398)	(12,398)
Receive	Dyne Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,933	May 2023	MSI	—	(18,149)	(18,149)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,403	May 2023	MSI	—	(1,834)	(1,834)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	20,936,832	May 2023	MSI	—	(3,768)	(3,768)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	6,348,035	May 2023	MSI	—	(1,142)	(1,142)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	1,612,323	May 2023	MSI	—	(290)	(290)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,475,667	May 2023	MSI	—	(985)	(985)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,058,069	May 2023	MSI	—	(730)	(730)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,406,801	May 2023	MSI	—	(433)	(433)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,248,013	May 2023	MSI	—	$(584)	$(584)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,793,243	May 2023	MSI	—	(683)	(683)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,248,013	May 2023	MSI	—	(584)	(584)
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	509,435	May 2023	MSI	—	15,334	15,334
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	385,447	May 2023	MSI	—	11,604	11,604
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	500,699	May 2023	MSI	—	(34,440)	(34,440)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	537,913	May 2023	MSI	—	(37,000)	(37,000)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	506,498	May 2023	MSI	—	(34,839)	(34,839)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,811,173	May 2023	MSI	—	(239,110)	(239,110)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	219,345	May 2023	MSI	—	(18,641)	(18,641)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	786,142	May 2023	MSI	—	(66,678)	(66,678)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	163,116	May 2023	MSI	—	(13,843)	(13,843)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	279,287	May 2023	MSI	—	(23,702)	(23,702)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,126,167	May 2023	MSI	—	(95,574)	(95,574)
Receive	Forma Therapeutics Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,950	May 2023	MSI	—	1,319	1,319
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	490,557	May 2023	MSI	—	(28,976)	(28,976)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	477,285	May 2023	MSI	—	(28,192)	(28,192)
Receive	Freee KK	1-Month JPY LIBOR + 0.35%	Monthly	JPY	15,674,000	May 2023	MSI	—	(5,209)	(5,209)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	839,072	May 2023	MSI	—	163,408	163,408
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,330,120	May 2023	MSI	—	47,530	47,530
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,815	May 2023	MSI	—	1,030	1,030
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	102,975	May 2023	MSI	—	3,679	3,679
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,978	May 2023	MSI	—	(14,539)	(14,539)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	873,841	May 2023	MSI	—	(67,947)	(67,947)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	445,915	May 2023	MSI	—	(34,675)	(34,675)
Receive	GMO Financial Gate, Inc.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,649,000	May 2023	MSI	—	(3,704)	(3,704)
Receive	Golar LNG, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,699	May 2023	MSI	—	(375)	(375)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	13,081	May 2023	MSI	—	(999)	(999)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,681	May 2023	MSI	—	(2,375)	(2,375)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	18,736	May 2023	MSI	—	(1,062)	(1,062)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	8,556	May 2023	MSI	—	(486)	(486)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	32,805	May 2023	MSI	—	(1,857)	(1,857)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,226,341	May 2023	MSI	—	(38,263)	(38,263)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	20,825	May 2023	MSI	—	(650)	(650)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	408,783	May 2023	MSI	—	(36,286)	(36,286)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	397,024	May 2023	MSI	—	1,794	1,794
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	420,336	May 2023	MSI	—	1,900	1,900
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	54,264	May 2023	MSI	—	245	245
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	142,380	May 2023	MSI	—	643	643
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	122,033	May 2023	MSI	—	551	551
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	149,158	May 2023	MSI	—	674	674
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	6,778	May 2023	MSI	—	31	31
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,030,538	May 2023	MSI	—	4,656	4,656
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	739,000	May 2023	MSI	—	3,339	3,339
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	101,163	May 2023	MSI	—	457	457
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	269,780	May 2023	MSI	—	1,219	1,219
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,530,345	May 2023	MSI	—	6,917	6,917
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	113,439	May 2023	MSI	—	513	513
Receive	Intuit, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	289,388	May 2023	MSI	—	(7,200)	(7,200)
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	668,329	May 2023	MSI	—	52,233	52,233
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	324,503	May 2023	MSI	—	25,361	25,361
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	90,906	May 2023	MSI	—	$7,105	$7,105
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	217,795	May 2023	MSI	—	17,022	17,022
Receive	Johnson & Johnson	1-Month USD LIBOR + 0.20%	Monthly	USD	1,843,514	May 2023	MSI	—	(70,780)	(70,780)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	143,631	May 2023	MSI	—	(9,412)	(9,412)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,376	May 2023	MSI	—	(3,844)	(3,844)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	100,747	May 2023	MSI	—	8,290	8,290
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	394,348	May 2023	MSI	—	32,450	32,450
Receive	Kodiak Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	205,468	May 2023	MSI	—	(41,793)	(41,793)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	11,253	May 2023	MSI	—	(17)	(17)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	112,525	May 2023	MSI	—	(168)	(168)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	102,083	May 2023	MSI	—	(153)	(153)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	55,452	May 2023	MSI	—	(83)	(83)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	90,020	May 2023	MSI	—	(135)	(135)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	135,030	May 2023	MSI	—	(202)	(202)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	180,040	May 2023	MSI	—	(270)	(270)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	45,010	May 2023	MSI	—	(67)	(67)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	90,020	May 2023	MSI	—	(135)	(135)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	315,070	May 2023	MSI	—	(472)	(472)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	59,818	May 2023	MSI	—	(89)	(89)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	31,417	May 2023	MSI	—	(47)	(47)
Receive	Kymera Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,808	May 2023	MSI	—	(9,201)	(9,201)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,762	May 2023	MSI	—	(786)	(786)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	744,119	May 2023	MSI	—	(7,721)	(7,721)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	381,382	May 2023	MSI	—	(3,957)	(3,957)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	323,409	May 2023	MSI	—	(3,356)	(3,356)
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	125,181	May 2023	MSI	—	(3,588)	(3,588)
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	535,992	May 2023	MSI	—	(5,902)	(5,902)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,751	May 2023	MSI	—	(8,122)	(8,122)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	550,561	May 2023	MSI	—	(29,863)	(29,863)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	632,702	May 2023	MSI	—	(34,318)	(34,318)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	269,804	May 2023	MSI	—	(14,634)	(14,634)
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,745	May 2023	MSI	—	(1,017)	(1,017)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	438,011	May 2023	MSI	—	4,450	4,450
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	517,387	May 2023	MSI	—	5,256	5,256
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	536,014	May 2023	MSI	—	5,446	5,446
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	413,907	May 2023	MSI	—	4,205	4,205
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	517,391	May 2023	MSI	—	5,256	5,256
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	827,822	May 2023	MSI	—	8,410	8,410
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	180,581	May 2023	MSI	—	1,835	1,835
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	227,649	May 2023	MSI	—	2,313	2,313
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	16,557	May 2023	MSI	—	168	168
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	78,642	May 2023	MSI	—	799	799
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	177,981	May 2023	MSI	—	1,808	1,808
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	533,949	May 2023	MSI	—	5,425	5,425
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	174,146	May 2023	MSI	—	1,769	1,769
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	191,306	May 2023	MSI	—	1,944	1,944
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,112,576	May 2023	MSI	—	11,303	11,303
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	96,672	May 2023	MSI	—	982	982
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	437,760	May 2023	MSI	—	4,447	4,447
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	216,144	May 2023	MSI	—	2,196	2,196
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	216,144	May 2023	MSI	—	2,196	2,196
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	334,470	May 2023	MSI	—	$(39,920)	$(39,920)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	376,733	May 2023	MSI	—	33,541	33,541
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	64,770	May 2023	MSI	—	5,767	5,767
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	420,325	May 2023	MSI	—	5,668	5,668
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	293,806	May 2023	MSI	—	3,962	3,962
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,052	May 2023	MSI	—	891	891
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,363	May 2023	MSI	—	989	989
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	578,829	May 2023	MSI	—	7,805	7,805
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	278,829	May 2023	MSI	—	3,760	3,760
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	449,162	May 2023	MSI	—	6,057	6,057
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	387,070	May 2023	MSI	—	5,219	5,219
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,623	May 2023	MSI	—	1,532	1,532
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	165,612	May 2023	MSI	—	2,233	2,233
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	158,453	May 2023	MSI	—	2,137	2,137
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	232,933	May 2023	MSI	—	3,141	3,141
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	465,916	May 2023	MSI	—	6,283	6,283
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	1,799,588	May 2023	MSI	—	(36,731)	(36,731)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	362,643	May 2023	MSI	—	(26,460)	(26,460)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	790,907	May 2023	MSI	—	(57,708)	(57,708)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	354,196	May 2023	MSI	—	(25,844)	(25,844)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	396,434	May 2023	MSI	—	(28,926)	(28,926)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,819	May 2023	MSI	—	(8,013)	(8,013)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,358	May 2023	MSI	—	(15,640)	(15,640)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	115,249	May 2023	MSI	—	(8,409)	(8,409)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	406,842	May 2023	MSI	—	(29,687)	(29,687)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	344,692	May 2023	MSI	—	(25,150)	(25,150)
Receive	Mersana Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,245	May 2023	MSI	—	(5,902)	(5,902)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,086,787	May 2023	MSI	—	(137,191)	(137,191)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	174,330	May 2023	MSI	—	(22,010)	(22,010)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	196,014	May 2023	MSI	—	(24,714)	(24,714)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	362,164	May 2023	MSI	—	(45,683)	(45,683)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	201,190	May 2023	MSI	—	(25,378)	(25,378)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,487	May 2023	MSI	—	(10,152)	(10,152)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	105,926	May 2023	MSI	—	(13,361)	(13,361)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	740,767	May 2023	MSI	—	(22,565)	(22,565)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	625,499	May 2023	MSI	—	(19,057)	(19,057)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	69,312	May 2023	MSI	—	(2,254)	(2,254)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,022,688	May 2023	MSI	—	(33,263)	(33,263)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	294,909	May 2023	MSI	—	(9,559)	(9,559)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,191	May 2023	MSI	—	(687)	(687)
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	703,734	May 2023	MSI	—	16,188	16,188
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,335,217	May 2023	MSI	—	30,714	30,714
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	389,551	May 2023	MSI	—	(5,689)	(5,689)
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	284,240	May 2023	MSI	—	(4,151)	(4,151)
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	710,600	May 2023	MSI	—	(10,378)	(10,378)
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,136	May 2023	MSI	—	(224)	(224)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	393,404	May 2023	MSI	—	27,141	27,141
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	307,254	May 2023	MSI	—	21,197	21,197
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	80,284,200	May 2023	MSI	—	(100,510)	(100,510)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	22,605	May 2023	MSI	—	(1,419)	(1,419)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	1,783,197	May 2023	MSI	—	(111,947)	(111,947)
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Novartis AG	1-Month USD LIBOR + 0.30%	Monthly	CHF	1,377,814	May 2023	MSI	—	—	—
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,780	May 2023	MSI	—	$(14,942)	$(14,942)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	766,454	May 2023	MSI	—	(43,500)	(43,500)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,303	May 2023	MSI	—	(697)	(697)
Receive	Odonate Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,480	May 2023	MSI	—	12,396	12,396
Receive	Olema Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,358	May 2023	MSI	—	131	131
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,125	May 2023	MSI	—	(3,692)	(3,692)
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	880,370	May 2023	MSI	—	(123,164)	(123,164)
Receive	Owens & Minor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,024	May 2023	MSI	—	502	502
Receive	PMV Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,996	May 2023	MSI	—	(18,314)	(18,314)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	343,710	May 2023	MSI	—	(20,273)	(20,273)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	574,358	May 2023	MSI	—	(34,084)	(34,084)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	443,311	May 2023	MSI	—	(27,549)	(27,549)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	270,310	May 2023	MSI	—	(16,321)	(16,321)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	176,267	May 2023	MSI	—	(7,107)	(7,107)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	635,359	May 2023	MSI	—	(36,976)	(36,976)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,551	May 2023	MSI	—	(1,371)	(1,371)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	312,176	May 2023	MSI	—	(54,737)	(54,737)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	48,938	May 2023	MSI	—	(8,581)	(8,581)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	8,521	May 2023	MSI	—	(1,494)	(1,494)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	32,412	May 2023	MSI	—	(5,681)	(5,681)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	553,203	May 2023	MSI	—	(136,855)	(136,855)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	813,284	May 2023	MSI	—	(9,016)	(9,016)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	158,072	May 2023	MSI	—	(22,139)	(22,139)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	181,486	May 2023	MSI	—	(25,419)	(25,419)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	96,808	May 2023	MSI	—	(13,559)	(13,559)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	60,524	May 2023	MSI	—	(8,477)	(8,477)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	135,375	May 2023	MSI	—	(18,960)	(18,960)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	32,436	May 2023	MSI	—	(4,543)	(4,543)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,848	May 2023	MSI	—	(2,080)	(2,080)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	56,067	May 2023	MSI	—	(7,848)	(7,848)
Receive	Reata Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	34,139	May 2023	MSI	—	(2,548)	(2,548)
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,404	May 2023	MSI	—	(6,143)	(6,143)
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,028,612	May 2023	MSI	—	(102,111)	(102,111)
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	368,194	May 2023	MSI	—	(33,148)	(33,148)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	86,435,460	May 2023	MSI	—	(56,813)	(56,813)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,674	May 2023	MSI	—	(6,121)	(6,121)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,060	May 2023	MSI	—	(2,806)	(2,806)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	92,794	May 2023	MSI	—	(10,381)	(10,381)
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	497,354	May 2023	MSI	—	45,241	45,241
Receive	Rhythm Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,331	May 2023	MSI	—	(7,963)	(7,963)
Receive	Rocket Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,235	May 2023	MSI	—	31	31
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	965,629	May 2023	MSI	—	(10,334)	(10,334)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	395,596	May 2023	MSI	—	(4,233)	(4,233)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	375,326	May 2023	MSI	—	(4,017)	(4,017)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	45,275	May 2023	MSI	—	(485)	(485)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	9,837	May 2023	MSI	—	(105)	(105)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	31,554	May 2023	MSI	—	(338)	(338)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	42,298	May 2023	MSI	—	(453)	(453)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,051,739	May 2023	MSI	—	177,188	177,188
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,954	May 2023	MSI	—	9,768	9,768
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	50,417	May 2023	MSI	—	$(748)	$(748)
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	34,737	May 2023	MSI	—	(515)	(515)
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	16,481	May 2023	MSI	—	(245)	(245)
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	107,369	May 2023	MSI	—	(1,593)	(1,593)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	441,156	May 2023	MSI	—	(51,114)	(51,114)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	970,730	May 2023	MSI	—	(112,391)	(112,391)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	970,358	May 2023	MSI	—	(112,348)	(112,348)
Receive	ServiceNow, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	193,174	May 2023	MSI	—	11,033	11,033
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	30,674,875	May 2023	MSI	—	(18,986)	(18,986)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,050,125	May 2023	MSI	—	(1,269)	(1,269)
Receive	Sigilon Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,056	May 2023	MSI	—	(1,650)	(1,650)
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	40,897	May 2023	MSI	—	3,022	3,022
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	682,480	May 2023	MSI	—	77,374	77,374
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	300,808	May 2023	MSI	—	34,105	34,105
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	601,616	May 2023	MSI	—	68,209	68,209
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	622,744	May 2023	MSI	—	70,606	70,606
Receive	SLM Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,471	May 2023	MSI	—	1,327	1,327
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	681,027	May 2023	MSI	—	(21,148)	(21,148)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	20,864	May 2023	MSI	—	(647)	(647)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	364,161	May 2023	MSI	—	(11,290)	(11,290)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	369,680	May 2023	MSI	—	(11,460)	(11,460)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	369,649	May 2023	MSI	—	(11,459)	(11,459)
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	728,589	May 2023	MSI	—	38,007	38,007
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	255,067	May 2023	MSI	—	(2,835)	(2,835)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	663,103	May 2023	MSI	—	(7,369)	(7,369)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	266,084	May 2023	MSI	—	(2,957)	(2,957)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	201,188	May 2023	MSI	—	(2,236)	(2,236)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	212,566	May 2023	MSI	—	(2,362)	(2,362)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	333,689	May 2023	MSI	—	(3,709)	(3,709)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	94,093	May 2023	MSI	—	(1,046)	(1,046)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	242,907	May 2023	MSI	—	(2,700)	(2,700)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	516,576	May 2023	MSI	—	(5,741)	(5,741)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	994,384	May 2023	MSI	—	(11,051)	(11,051)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	645,404	May 2023	MSI	—	(7,173)	(7,173)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	979,394	May 2023	MSI	—	(10,884)	(10,884)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	455,500	May 2023	MSI	—	(23,630)	(23,630)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	655,465	May 2023	MSI	—	(34,007)	(34,007)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	140,906	May 2023	MSI	—	(18,039)	(18,039)
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,085	May 2023	MSI	—	(1,744)	(1,744)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,372	May 2023	MSI	—	(8,150)	(8,150)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	785,117	May 2023	MSI	—	(30,426)	(30,426)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	39,225	May 2023	MSI	—	(1,094)	(1,094)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,846	May 2023	MSI	—	(884)	(884)
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	4,837,500	May 2023	MSI	—	35,196	35,196
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,345	May 2023	MSI	—	715	715
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,558,544	May 2023	MSI	—	(14,871)	(14,871)
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	413,151	May 2023	MSI	—	(3,941)	(3,941)
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,806	May 2023	MSI	—	(1,029)	(1,029)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	425,100	May 2023	MSI	—	(7,307)	(7,307)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	108,366	May 2023	MSI	—	(1,863)	(1,863)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	185,693	May 2023	MSI	—	(3,192)	(3,192)
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,679	May 2023	MSI	—	$(373)	$(373)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,518	May 2023	MSI	—	(559)	(559)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	54,169	May 2023	MSI	—	(931)	(931)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,358	May 2023	MSI	—	(745)	(745)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	255,978	May 2023	MSI	—	(19,966)	(19,966)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,064,776	May 2023	MSI	—	(49,553)	(49,553)
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	23,013	May 2023	MSI	—	(425)	(425)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	680,819	May 2023	MSI	—	(34,419)	(34,419)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	72,719	May 2023	MSI	—	(3,676)	(3,676)
Receive	Vaxcyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,261	May 2023	MSI	—	(1,107)	(1,107)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	601,100	May 2023	MSI	—	69,879	69,879
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,853	May 2023	MSI	—	1,145	1,145
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,092,513	May 2023	MSI	—	(13,299)	(13,299)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,483	May 2023	MSI	—	(78)	(78)
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,521,198	May 2023	MSI	—	(63,112)	(63,112)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	145,844	May 2023	MSI	—	(4,454)	(4,454)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	367,141	May 2023	MSI	—	(11,215)	(11,215)
Receive	Whiting Petroleum Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	240,806	May 2023	MSI	—	(47,560)	(47,560)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,054,044	May 2023	MSI	—	23,422	23,422
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	835,013	May 2023	MSI	—	(46,637)	(46,637)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	430,579	May 2023	MSI	—	(24,049)	(24,049)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	939,360	May 2023	MSI	—	14,829	14,829
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	92,618	May 2023	MSI	—	1,462	1,462
Receive	Wuxi Biologics Cayman, Inc.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	618,000	May 2023	MSI	—	4,706	4,706
Receive	Wuxi Biologics Cayman, Inc.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	109,798	May 2023	MSI	—	836	836
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	19,181	May 2023	MSI	—	(3,182)	(3,182)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	32,555	May 2023	MSI	—	(5,398)	(5,398)
								$4,467	$(4,179,435)	$(4,174,968)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
OTC	Over-the-counter
STIBOR	Stockholm Interbank Offered Rate
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$27,083,316	$20,039,457	$7,043,859	—
Consumer discretionary	38,823,770	34,386,178	4,437,592	—
Consumer staples	1,492,842	1,492,842	—	—
Energy	11,915,625	10,589,500	1,326,125	—
Financials	95,733,303	64,887,961	30,845,342	—
Health care	118,442,696	90,006,667	28,436,029	—
Industrials	33,274,136	15,938,944	17,335,192	—
Information technology	82,700,601	60,810,269	21,890,332	—
|	47

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$7,827,997	$2,677,334	$5,150,663	—
Real estate	7,948,411	4,321,255	3,627,156	—
Utilities	16,338,131	3,941,212	10,763,064	$1,633,855
Preferred securities	54,910	54,910	—	—
Purchased options	8,562,897	5,309,778	3,253,119	—
Convertible bonds	624,795	—	624,795	—
Short-term investments	334,368,742	56,502,077	277,866,665	—
Total investments in securities	$785,192,172	$370,958,384	$412,599,933	$1,633,855
Unrealized appreciation on unfunded commitments	$1,832,457	—	—	$1,832,457
Derivatives:
Assets
Futures	454,831	$230,756	$224,075	—
Forward foreign currency contracts	289,110	—	289,110	—
Swap contracts	21,571,304	—	21,571,304	—
Liabilities
Forward foreign currency contracts	(183,699)	—	(183,699)	—
Written options	(1,391,631)	(1,391,611)	(20)	—
Swap contracts	(25,746,272)	—	(25,746,272)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	41,052	—	$5,861,253	$(5,450,426)	$(34)	$1	$6,900	—	$410,794
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at January 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Porch.com, Inc.	12-24-20	$2,088,640	—	208,864	—	208,864	0.3%	$2,988,316
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
48	|